UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-821 3000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2015

Item 1.  Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Fund

Semiannual Report

October 31, 2015

UBS Liquid Assets Fund

UBS Liquid Assets Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

December 18, 2015

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Fund (the “Fund”) for the six months ended October 31, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) maintained the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments.

As a result, the Fund’s yields remained low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2015 was 0.10% (after fee waivers/expense reimbursements), compared to 0.11% on April 30, 2015. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

Growth in the US fluctuated during the first three quarters of 2015. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a moderate 0.6% seasonally adjusted annualized rate during the first quarter of 2015, prior to the beginning of the reporting period. The US economy then improved in

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UBS Liquid Assets Fund

the second quarter, with GDP growth coming in at a 3.9% rate. Third quarter 2015 GDP grew at a 2.1% rate based on the Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	The US Federal Reserve Board maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. At its March 2015 meeting, the Fed said that it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.” At the central bank’s October 2015 meeting, the Fed said, in determining whether it will be appropriate to raise the target range at its next meeting, the Committee will assess progress—both realized and expected—toward its objectives of maximum employment and 2% inflation.” Finally, at its meeting that ended on December 16, 2015, after the end of the reporting period, the Fed raised rates for the first time in almost 10 years, moving its target for the fed funds rate to a range between 0.25% and 0.50%.

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 43 days. By the end of the period the Fund’s WAM was 23 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

[1]	Based on the Commerce Department’s second estimate announced on November 24, 2015, after the reporting period had ended.

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UBS Liquid Assets Fund

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the six-month period. We modestly increased the Fund’s exposures to US government and agency obligations and commercial paper. Conversely, we slightly reduced the Fund’s allocations to repurchase agreements and certificates of deposit. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We maintain our view that the US economy will continue to expand, albeit at a fairly modest pace. We also expect inflation to remain relatively muted. In terms of Fed monetary policy, we believe the central bank will be true to its word and take a balanced approach in terms of future rate hikes. We anticipate continuing to manage the Fund focusing on risk and liquidity.

Also, as discussed in prior reports to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds. There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders regarding transitioning into compliance with the new laws.

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UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six month period ended October 31, 2015. The views and opinions in the letter were current as of December 18, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice.

Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/am-us.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2015	Ending account value[1] October 31, 2015	Expenses paid during period[2] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.79	0.36	0.07

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.10%	0.11%	0.07%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.10	0.11	0.07
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.04	0.06	0.02
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.04	0.06	0.02
Weighted average maturity[2]	23 days	43 days	49 days
Net assets (mm)	$517.3	$427.2	$494.6
Portfolio composition[3]	10/31/15	04/30/15	10/31/14
Commercial paper	48.7%	47.0%	40.4%
US government and agency obligations	21.5	18.2	25.4
Certificates of deposit	16.4	17.6	22.3
Repurchase agreements	13.4	17.2	9.7
Short-term corporate obligation	—	—	1.6
Non-US government agency	—	—	0.6
Other assets less liabilities	(0.0)[4]	(0.0)[4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee

7

UBS Liquid Assets Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government and agency obligations—21.45%
Federal Home Loan Bank
0.030%, due 11/20/15[1]	$10,000,000	$9,999,842
0.070%, due 11/25/15[1]	50,000,000	49,997,667
0.105%, due 11/24/15[1]	7,000,000	6,999,530
0.120%, due 12/15/15[1]	20,000,000	19,997,067
Federal National Mortgage Association*
0.130%, due 12/09/15[1]	10,000,000	9,998,628
0.231%, due 03/21/16[1]	4,000,000	3,996,381
US Treasury Note 0.375%, due 01/15/16	10,000,000	10,003,888
Total US government and agency obligations (cost—$110,993,003)		110,993,003
Certificates of deposit—16.43%
Banking-non-US—10.44%
Credit Industriel et Commercial 0.120%, due 11/05/15	10,000,000	10,000,000
Mizuho Bank Ltd.
0.290%, due 01/20/16	4,000,000	4,000,000
0.310%, due 12/01/15	8,000,000	8,000,000
Norinchukin Bank Ltd.
0.170%, due 11/23/15	5,000,000	5,000,000
0.170%, due 11/30/15	7,000,000	7,000,000
Societe Generale
0.180%, due 11/02/15	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
0.140%, due 11/03/15	10,000,000	10,000,000
		54,000,000
Banking-US—5.99%
Citibank N.A.
0.290%, due 11/12/15	5,000,000	5,000,000
0.290%, due 01/05/16	8,000,000	8,000,000
HSBC Bank USA N.A. 0.400%, due 12/07/15	8,000,000	8,000,000

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
State Street Bank & Trust Co. 0.220%, due 11/09/15	$10,000,000	$10,000,000
		31,000,000
Total certificates of deposit (cost—$85,000,000)		85,000,000
Commercial paper[1]—48.68%
Asset backed-miscellaneous—22.78%
Albion Capital LLC
0.210%, due 11/23/15	5,000,000	4,999,358
0.210%, due 11/25/15	10,000,000	9,998,600
Antalis US Funding Corp. 0.230%, due 11/03/15	8,000,000	7,999,898
Atlantic Asset Securitization LLC 0.180%, due 11/19/15	3,000,000	2,999,730
Barton Capital LLC 0.160%, due 11/03/15	15,000,000	14,999,866
Gotham Funding Corp.
0.180%, due 11/19/15	8,000,000	7,999,280
0.190%, due 11/10/15	4,000,000	3,999,810
0.230%, due 12/01/15	5,000,000	4,999,042
Jupiter Securitization Co. LLC 0.500%, due 01/20/16	2,000,000	1,997,778
LMA Americas LLC 0.190%, due 11/30/15	10,000,000	9,998,469
Manhattan Asset Funding Co. LLC
0.180%, due 11/19/15	8,000,000	7,999,280
0.190%, due 11/12/15	3,856,000	3,855,776
0.200%, due 11/06/15	5,000,000	4,999,861
Nieuw Amsterdam Receivables Corp. 0.140%, due 11/04/15	8,000,000	7,999,907
Starbird Funding Corp. 0.310%, due 02/01/16	5,000,000	4,996,039
Thunder Bay Funding LLC 0.260%, due 11/12/15	5,000,000	4,999,603

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp.
0.180%, due 11/09/15	$8,000,000	$7,999,680
0.180%, due 11/13/15	5,000,000	4,999,700
		117,841,677
Banking-non-US—12.37%
Australia & New Zealand Banking Group Ltd. 0.287%, due 11/13/15[2]	4,000,000	4,000,000
Bank of Nova Scotia 0.260%, due 02/01/16	5,000,000	4,996,678
BNP Paribas NY 0.230%, due 11/30/15	6,000,000	5,998,888
BPCE SA 0.210%, due 12/01/15	10,000,000	9,998,250
Caisse Centrale Desjardins
0.170%, due 11/06/15	12,000,000	11,999,717
0.275%, due 11/02/15	4,000,000	3,999,970
Mitsubishi UFJ Trust & Banking Corp.
0.180%, due 11/20/15	10,000,000	9,999,050
0.200%, due 11/12/15	2,000,000	1,999,878
National Australia Bank Ltd. 0.415%, due 01/08/16	4,000,000	3,996,864
Nordea Bank AB 0.295%, due 11/17/15	7,000,000	6,999,082
		63,988,377
Insurance-life—8.70%
MetLife Short Term Funding LLC 0.150%, due 12/08/15	15,000,000	14,997,687
Prudential Funding LLC 0.110%, due 11/02/15	7,000,000	6,999,979
Prudential Funding PLC 0.290%, due 12/10/15	10,000,000	9,996,858
Prudential PLC
0.150%, due 11/09/15	8,000,000	7,999,733
0.280%, due 12/03/15	5,000,000	4,998,756
		44,993,013

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Tobacco—4.83%
Philip Morris International Inc. 0.150%, due 11/03/15	$25,000,000	$24,999,792
Total commercial paper (cost—$251,822,859)		251,822,859
Repurchase agreements—13.44%
Repurchase agreement dated 10/30/15 with Barclays Capital, Inc., 0.070% due 11/02/15, collateralized by $23,717,900 US Treasury Note, 0.875% due 12/31/16, $5,411,576 US Treasury Bonds Principal STRIP, zero coupon due 05/15/20 to 02/15/44 and $5,561,472 US Treasury Bonds STRIP, zero coupon due 02/15/16 to 08/15/45; (value—$30,600,008); proceeds: $30,000,175	30,000,000	30,000,000
Repurchase agreement dated 10/30/15 with Goldman Sachs & Co., 0.060% due 11/02/15, collateralized by $2,857,000 Federal Home Loan Bank obligation, zero coupon due 04/20/16 and $37,592,000 Federal National Mortgage Association obligation, 3.400% due 09/27/32; (value—$39,780,982); proceeds: $39,000,195	39,000,000	39,000,000
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $551,852 Federal National Mortgage Association obligation, 2.120% due 11/07/22; (value—$552,155); proceeds: $541,000	541,000	541,000
Total repurchase agreements (cost—$69,541,000)		69,541,000
Total investments (cost—$517,356,862 which approximates cost for federal income tax purposes)—100.00%		517,356,862
Liabilities in excess of other assets—0.00%		(7,207)
Net assets (applicable to 517,341,364 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$517,349,655

11

UBS Liquid Assets Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$110,993,003	$—	$110,993,003
Certificates of deposit	—	85,000,000	—	85,000,000
Commercial paper	—	251,822,859	—	251,822,859
Repurchase agreements	—	69,541,000	—	69,541,000
Total	$—	$517,356,862	$—	$517,356,862

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	72.7%
Japan	8.9
France	7.0
United Kingdom	4.4
Canada	4.1
Australia	1.5
Sweden	1.4
Total	100.0%

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

STRIP	Separate Trading of Registered Interest and Principal of Securities

12

See accompanying notes to financial statements

UBS Liquid Assets Fund

Statement of operations

For the six months ended October 31, 2015 (unaudited)

Investment income:
Interest	$433,302

Expenses:
Investment advisory and administration fees	151,159
Professional fees	54,964
Custody and accounting fees	24,663
Transfer agency fees	20,739
Reports and notices to shareholders	19,815
State registration fees	18,285
Trustees’ fees	13,777
Insurance expense	7,005
Other expenses	14,077
Total expenses	324,484
Fee waivers by investment advisor and administrator	(151,159)
Net expenses	173,325
Net investment income	259,977
Net realized gain	7,255
Net increase in net assets resulting from operations	$267,232

13

See accompanying notes to financial statements

UBS Liquid Assets Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$259,977	$359,410
Net realized gain	7,255	758
Net increase in net assets resulting from operations	267,232	360,168
Dividends and distributions to shareholders from:
Net investment income	(259,977)	(359,410)
Net increase (decrease) in net assets from beneficial interest transactions	90,170,833	(74,312,054)
Net increase (decrease) in net assets	90,178,088	(74,311,296)
Net assets:
Beginning of period	427,171,567	501,482,863
End of period	$517,349,655	$427,171,567
Accumulated undistributed net investment income	$—	$—

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See accompanying notes to financial statements

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UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.001
Net realized gain (loss)	0.000 [1]
Net increase from operations	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	—
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[2]	0.05%
Ratios to average net assets:
Expenses before fee waivers	0.13%[4]
Expenses after fee waivers	0.07%[4]
Net investment income	0.10%[4]
Supplemental data:
Net assets, end of period (000’s)	$517,350

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]

In August 2013, UBS Asset Management (Americas) Inc. made a voluntary cash payment of $57,843 to the fund in order to address a differential between the number of shares outstanding and the fund’s net assets. The differential was attributed to historical, embedded capital losses that were experienced by the fund over several years prior to the credit crisis of 2008. Payment from investment advisor had no impact on the fund’s total investment return and represents less than $0.0005 per share.

[4]	Annualized.

16

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.001	0.001	0.001	0.001	0.002
0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]
0.001	0.001	0.001	0.001	0.002
(0.001)	(0.001)	(0.001)	(0.001)	(0.002)
—	(0.000)[1]	(0.000)[1]	—	—
(0.001)	(0.001)	(0.001)	(0.001)	(0.002)
$1.00	$1.00	$1.00	$1.00	$1.00
0.08%	0.11%[3]	0.15%	0.14%	0.22%

0.12%	0.11%	0.11%	0.09%	0.09%
0.07%	0.07%	0.08%	0.06%	0.06%
0.08%	0.10%	0.14%	0.14%	0.22%

$427,172	$501,483	$845,206	$2,367,117	$2,209,416

17

See accompanying notes to financial statements

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.

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UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may

19

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

20

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the six months ended October 31, 2015 its direct advisory/administrative costs and expenses approximate an annual rate of 0.06% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the six months ended October 31, 2015, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does

21

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2015, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $114,129,521. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. The Fund did not engage in securities lending during the year.

Other liabilities and components of net assets

At October 31, 2015, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$8,442
Other accrued expenses*	60,442

*	Excludes investment advisory and administration fees.

22

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

At October 31, 2015, the components of net assets were as follows:

Accumulated paid in capital	$517,344,926
Accumulated net realized gain	4,729
Net assets	$517,349,655

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Shares sold	3,285,589,673	5,410,292,200
Shares repurchased	(3,195,659,217)	(5,484,937,929)
Dividends reinvested	240,377	333,675
Net increase (decrease) in shares outstanding	90,170,833	(74,312,054)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2015 and the fiscal year ended April 30, 2015 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2016.

23

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

24

UBS Liquid Assets Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

25

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 14-15, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) of the Trust with respect to its series, UBS Liquid Assets Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the board members had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM

26

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day management of the Fund. The board recognized that the Fund’s senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $154 billion in assets under management as of March 31, 2015 and was part of the UBS Asset Management Division, which had approximately $680 billion in assets under management worldwide as of March 31, 2015. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

27

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). Referring to a memorandum from Lipper that was included in the meeting materials, management noted that Lipper was no longer able to make a distinction between sweep money market funds and all other money market funds in compiling the Fund’s Expense Group and that, as a result of non-sweep money market funds being included, the number of peer funds in the Expense Group had increased.

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

28

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (lowest in the Expense Group) for the comparison periods utilized in the Lipper report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2015 and (b) annualized performance information for each year in the ten-year period ended April 30, 2015. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also received updated supplemental data showing the Fund’s performance through May 31, 2015. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was above the median for all comparative periods, ranking first or second in the Performance Universe for each of the periods. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

29

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/ administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and

30

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

31

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32

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S217

Money Market Funds

UBS Select Preferred Funds

Semiannual Report

October 31, 2015

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Select Tax-Free Preferred Fund

UBS Select Preferred Funds

December 18, 2015

Dear Shareholder,

We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”), for the six months ended October 31, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) maintained the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.13% on October 31, 2015, versus 0.10% on April 30, 2015.

•	UBS Select Treasury Preferred Fund: 0.01% on October 31, 2015, unchanged from April 30, 2015.

•	UBS Select Tax-Free Preferred Fund: 0.01% on October 31, 2015, unchanged from April 30, 2015.

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

UBS Select Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

1

UBS Select Preferred Funds

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 9 and 10.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	Growth in the US fluctuated during the first three quarters of 2015. The
US Commerce Department reported that gross domestic product (“GDP”) expanded at a moderate 0.6% seasonally adjusted annualized rate during the first quarter of 2015, prior to the beginning of the reporting period. The US economy then improved in the second quarter, with GDP growth coming in at a 3.9% rate. Third quarter 2015 GDP grew at a 2.1% rate based on the Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	The US Federal Reserve Board maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. At its March 2015 meeting, the Fed said that it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.” At the central bank’s October 2015 meeting, the Fed said, “in determining whether it will be appropriate to raise the target range at its next meeting, the Committee will assess progress—both realized and expected—toward its objectives of maximum employment and 2% inflation.” Finally, at its meeting that ended on December 16, 2015, after the close of the reporting period, the Fed

[1]	Based on the Commerce Department’s second estimate announced on November 24, 2015, after the reporting period had ended.

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Select Preferred Funds

raised rates for the first time in almost 10 years, moving its target for the fed funds rate to a range between 0.25% and 0.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 44 days. By the end of the period the Master Fund’s WAM was 33 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper, repurchase agreements and, to a lesser extent, time deposits. Conversely, we decreased its exposures to certificates of deposit, short-term corporate obligations, US government and agency obligations, and non-US government obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 36 days when the reporting period began. Over the review period, the WAM was increased, and at the end of the period on October 31, 2015, it was 43 days. At the

3

UBS Select Preferred Funds

security level, we increased the Master Fund’s exposure to direct Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries.

•

The WAM for the Master Fund in which UBS Select Tax-Free Preferred Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 14 days. Over the review period, we modestly increased the Master Fund’s allocations to short-term US government obligations and tax-exempt commercial paper, while reducing its exposure to municipal bonds and notes given reduced availability of suitable municipal securities investments.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We maintain our view that the US economy will continue to expand, albeit at a fairly modest pace. We also expect inflation to remain relatively muted. In terms of Fed monetary policy, we believe the central bank will be true to its word and take a balanced approach in terms of future rate hikes. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in prior reports to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds. There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders regarding transitioning into compliance with the new laws.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

4

UBS Select Preferred Funds

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund Managing Director UBS Asset Management (Americas) Inc.	Ryan Nugent Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

Lisa M. DiPaolo Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2015. The views and opinions in the letter were current as of December 18, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

5

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited) (concluded)

UBS Select Prime Preferred Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.70	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.43	0.71	0.14

UBS Select Treasury Preferred Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

UBS Select Tax-Free Preferred Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.94	0.20	0.04

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

8

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers[1]	0.13%	0.10%	0.06%
Seven-day effective yield after fee waivers[1]	0.13	0.10	0.06
Seven-day current yield before fee waivers[1]	0.09	0.06	0.02
Seven-day effective yield before fee waivers[1]	0.09	0.06	0.02
Weighted average maturity[2]	33 days	44 days	43 days
Net assets (mm)	$7,616.4	$5,349.2	$5,523.2

UBS Select Treasury Preferred Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursement[1]	(0.08)	(0.10)	(0.12)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursement[1]	(0.08)	(0.10)	(0.12)
Weighted average maturity[2]	43 days	36 days	28 days
Net assets (mm)	$5,122.6	$4,594.2	$4,463.1

9

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursement[1]	(0.16)	(0.09)	(0.12)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursement[1]	(0.16)	(0.09)	(0.12)
Weighted average maturity[2]	14 days	19 days	33 days
Net assets (mm)	$31.4	$38.0	$37.7

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee

10

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11

UBS Select Preferred Funds

Statement of assets and liabilities

October 31, 2015 (unaudited)

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$7,617,336,832; $5,122,637,541 and $31,440,763, respectively, which approximates cost for federal income tax purposes)	$7,617,336,832
Receivable from affiliate	—

Liabilities:
Dividends payable to shareholders	704,958
Payable to affiliate	198,706
Total liabilities	903,664

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 7,616,337,939; 5,122,206,605 and 31,444,314 outstanding, respectively	7,616,337,939
Accumulated net realized gain	95,229
Net assets	$7,616,433,168
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund

$5,122,637,541	$31,440,763
19,826	6,084
5,122,657,367	31,446,847

43,606	267
—	—
43,606	267

5,122,206,605	31,444,269
407,156	2,311
$5,122,613,761	$31,446,580
$1.00	$1.00

13

See accompanying notes to financial statements

UBS Select Preferred Funds

Statement of operations

For the six months ended October 31, 2015 (unaudited)

UBS Select Prime Preferred Fund
Investment income:
Interest income allocated from Master	$8,156,722
Expenses allocated from Master	(3,210,047)
Expense waiver allocated from Master	—
Net investment income allocated from Master	4,946,675

Expenses:
Administration fees	2,527,986
Trustees’ fees	39,854
2,567,840
Fee waivers and/or Trustees’ fees reimbursement by administrator	(1,283,908)
Net expenses	1,283,932
Net investment income	3,662,743
Net realized gain allocated from Master	61,645
Net increase in net assets resulting from operations	$3,724,388

14

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund

$2,169,147	$8,686
(2,493,337)	(18,161)
574,269	11,309
250,079	1,834

1,960,723	3,823
33,966	10,706
1,994,689	14,529
(1,994,616)	(14,518)
73	11
250,006	1,823
300,456	1,589
$550,462	$3,412

15

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$3,662,743	$4,228,291
Net realized gain	61,645	52,026
Net increase in net assets resulting from operations	3,724,388	4,280,317
Dividends and distributions to shareholders from:
Net investment income	(3,662,743)	(4,228,291)
Net realized gains	—	(18,766)
Total dividends and distributions to shareholders	(3,662,743)	(4,247,057)
Net increase (decrease) in net assets from beneficial interest transactions	2,267,190,816	(1,107,578,124)
Net increase (decrease) in net assets	2,267,252,461	(1,107,544,864)
Net assets:
Beginning of period	5,349,180,707	6,456,725,571
End of period	$7,616,433,168	$5,349,180,707
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$250,006	$451,028
Net realized gain	300,456	129,847
Net increase in net assets resulting from operations	550,462	580,875
Dividends and distributions to shareholders from:
Net investment income	(250,006)	(451,028)
Net realized gains	—	(51,545)
Total dividends and distributions to shareholders	(250,006)	(502,573)
Net increase (decrease) in net assets from beneficial interest transactions	528,072,501	(872,287,332)
Net increase (decrease) in net assets	528,372,957	(872,209,030)
Net assets:
Beginning of period	4,594,240,804	5,466,449,834
End of period	$5,122,613,761	$4,594,240,804
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$1,823	$3,774
Net realized gain	1,589	679
Net increase in net assets resulting from operations	3,412	4,453
Dividends and distributions to shareholders from:
Net investment income	(1,823)	(3,774)
Net realized gains	—	(10,314)
Total dividends and distributions to shareholders	(1,823)	(14,088)
Net increase (decrease) in net assets from beneficial interest transactions	(6,514,152)	2,098,990
Net increase (decrease) in net assets	(6,512,563)	2,089,355
Net assets:
Beginning of period	37,959,143	35,869,788
End of period	$31,446,580	$37,959,143
Accumulated undistributed net investment income	$—	$—

18

See accompanying notes to financial statements

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19

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.001
Net realized gain	0.000 [1]
Net increase from operations	0.001
Dividends from net investment income	(0.001)
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.001)
Net asset value, end of period	$1.00
Total investment return[2]	0.06%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]
Expenses after fee waivers[3]	0.14%[4]
Net investment income[3]	0.11%[4]
Supplemental data:
Net assets, end of period (000’s)	$7,616,433

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

20

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.001	0.001	0.002	0.002	0.002
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.001	0.001	0.002	0.002	0.002
(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
$1.00	$1.00	$1.00	$1.00	$1.00
0.07%	0.07%	0.15%	0.17%	0.21%

0.18%	0.18%	0.18%	0.18%	0.18%
0.14%	0.14%	0.14%	0.13%	0.10%
0.07%	0.07%	0.15%	0.16%	0.21%

$5,349,181	$6,456,726	$7,813,076	$7,996,721	$17,186,912

21

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	0.000 [1]
Net increase from operations	0.000
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]
Expenses after fee waivers[3]	0.08%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$5,122,614

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

22

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.02%	0.01%	0.05%

0.18%	0.18%	0.18%	0.18%	0.18%
0.06%	0.06%	0.13%	0.07%	0.14%
0.01%	0.01%	0.02%	0.01%	0.05%

$4,594,241	$5,466,450	$4,858,387	$4,023,440	$2,643,494

23

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	0.000 [1]
Net increase from operations	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	(0.000)[1]
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]
Expenses after fee waivers[3]	0.04%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$31,447

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

24

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
$1.00	$1.00	$1.00	$1.00	$1.00
0.04%	0.02%	0.04%	0.03%	0.14%

0.18%	0.18%	0.18%	0.18%	0.18%
0.04%	0.07%	0.13%	0.13%	0.14%
0.01%	0.01%	0.03%	0.03%	0.14%

$37,959	$35,870	$206,558	$370,847	$438,263

25

See accompanying notes to financial statements

UBS Select Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (48.17% for Prime Preferred Fund, 40.35% for Treasury Preferred Fund and 2.18% for Tax-Free Preferred Fund at October 31, 2015). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

26

UBS Select Preferred Funds

Notes to financial statements (unaudited)

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

27

UBS Select Preferred Funds

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2015, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS AM $440,676, $361,413, and $2,130 respectively, for administrative services.

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2015, UBS AM’s administration fees were reduced by $21,631, $19,841and $6,087 for reimbursement of independent trustees fees for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2016. At October 31, 2015, UBS AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $220,339, $180,708 and $1,062, respectively for fee waivers. For the six months ended October 31, 2015 UBS AM was contractually obligated to waive $1,283,908, $997,332 and $7,265 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. In addition,

28

UBS Select Preferred Funds

Notes to financial statements (unaudited)

UBS AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2015, UBS Global AM owed Treasury Preferred Fund and Tax-Free Preferred Fund $180,690 and $1,065, respectively, under this additional fee waiver arrangement. For the six months ended October 31, 2015, UBS AM voluntarily waived/reimbursed fees/expenses in the amount of an additional $997,284 and $7,253 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. The above mentioned waivers are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Preferred Fund	For the six months ended October 31, 2015	For the year ended April 30, 2015
Shares sold	111,222,162,339	210,953,478,161
Shares repurchased	(108,956,929,679)	(212,063,682,843)
Dividends reinvested	1,958,156	2,626,558
Net increase (decrease) in shares outstanding	2,267,190,816	(1,107,578,124)

Treasury Preferred Fund	For the six months ended October 31, 2015	For the year ended April 30, 2015
Shares sold	20,872,960,478	30,398,808,067
Shares repurchased	(20,345,096,081)	(31,271,538,167)
Dividends reinvested	208,104	442,768
Net increase (decrease) in shares outstanding	528,072,501	(872,287,332)

29

UBS Select Preferred Funds

Notes to financial statements (unaudited)

Tax-Free Preferred Fund	For the six months ended October 31, 2015	For the year ended April 30, 2015
Shares sold	6,643,317	117,466,858
Shares repurchased	(13,159,293)	(115,381,802)
Dividends reinvested	1,824	13,934
Net increase (decrease) in shares outstanding	(6,514,152)	2,098,990

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the six months ended October 31, 2015 and fiscal year ended April 30, 2015, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund will be determined at the end of the Fund’s fiscal year end April 30, 2016. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal year ended April 30, 2015 was 26.79% tax-exempt income, 0.01% ordinary income and 73.20% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Fund’s fiscal year ending April 30, 2016.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and

30

UBS Select Preferred Funds

Notes to financial statements (unaudited)

penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

31

UBS Select Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government and agency obligations—3.45%
Federal Farm Credit Bank 0.330%, due 06/27/16[1]	$100,000,000	$99,780,917
Federal Home Loan Bank 0.300%, due 05/25/16[1]	150,000,000	149,742,500
US Treasury Note
0.139%, due 10/31/17[2]	150,000,000	149,869,657
2.000%, due 04/30/16	145,000,000	146,265,167
Total US government and agency obligations (cost—$545,658,241)		545,658,241
Time deposits—14.79%
Banking-non-US—14.79%
Credit Agricole Corporate & Investment Bank 0.070%, due 11/02/15	488,500,000	488,500,000
Credit Industriel et Commercial 0.060%, due 11/02/15	300,000,000	300,000,000
DnB NOR Bank ASA 0.050%, due 11/02/15	300,000,000	300,000,000
Natixis 0.060%, due 11/02/15	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 11/02/15	400,000,000	400,000,000
Societe Generale 0.050%, due 11/02/15	150,000,000	150,000,000
Svenska Handelsbanken 0.050%, due 11/02/15	400,000,000	400,000,000
Total time deposits (cost—$2,338,500,000)		2,338,500,000
Certificates of deposit—21.15%
Banking-non-US—17.87%
Bank of Montreal
0.327%, due 11/27/15[2]	150,000,000	150,000,000
0.397%, due 11/18/15[2]	137,000,000	137,000,000
Bank of Nova Scotia 0.452%, due 01/29/16[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.406%, due 11/16/15[2]	100,000,000	100,026,456
0.407%, due 11/12/15[2]	30,000,000	30,007,646

33

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.120%, due 11/05/15	$247,000,000	$247,000,000
0.120%, due 11/06/15	200,000,000	200,000,000
Credit Suisse 0.234%, due 11/04/15[2]	300,000,000	300,000,000
DZ Bank AG 0.480%, due 04/11/16	117,000,000	117,000,000
KBC Bank NV 0.110%, due 11/05/15	84,100,000	84,100,000
Mizuho Bank Ltd. 0.290%, due 01/20/16	210,000,000	210,000,000
Natixis 0.264%, due 11/04/15[2]	170,000,000	170,000,000
Oversea-Chinese Banking Corp. Ltd. 0.300%, due 11/09/15	48,000,000	48,000,000
Rabobank Nederland NV 0.430%, due 04/13/16	126,000,000	126,000,000
Societe Generale 0.267%, due 11/23/15[2]	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp. 0.410%, due 01/07/16	187,000,000	187,000,000
Swedbank AB 0.090%, due 11/05/15	172,000,000	172,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	115,000,000	115,000,000
0.549%, due 11/16/15[2]	96,000,000	96,000,000
		2,826,134,102
Banking-US—3.28%
Citibank N.A.
0.290%, due 11/12/15	103,000,000	103,000,000
0.290%, due 01/05/16	117,000,000	117,000,000
HSBC Bank USA N.A. 0.400%, due 12/07/15	150,000,000	150,000,000
State Street Bank & Trust Co. 0.220%, due 11/09/15	148,000,000	148,000,000
		518,000,000
Total certificates of deposit (cost—$3,344,134,102)		3,344,134,102

34

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—46.17%
Asset backed-miscellaneous—22.82%
Antalis US Funding Corp.
0.140%, due 11/03/15	$83,870,000	$83,869,348
0.230%, due 11/13/15	49,400,000	49,396,213
Atlantic Asset Securitization LLC
0.286%, due 11/20/15[2]	150,000,000	150,000,000
0.287%, due 11/24/15[2]	250,000,000	250,000,000
Barton Capital LLC
0.287%, due 11/23/15[2]	250,000,000	250,000,000
0.295%, due 11/18/15[2]	145,000,000	145,000,000
Chariot Funding LLC
0.300%, due 11/09/15	117,000,000	116,992,200
0.340%, due 12/02/15	50,000,000	49,985,361
0.340%, due 12/03/15	50,000,000	49,984,889
0.426%, due 11/12/15[2]	90,000,000	90,000,000
Fairway Finance Co. LLC 0.300%, due 11/17/15	98,000,000	97,986,933
Jupiter Securitization Co. LLC
0.330%, due 12/01/15	87,000,000	86,976,075
0.340%, due 12/02/15	100,000,000	99,970,722
0.500%, due 01/20/16	136,000,000	135,848,889
Liberty Street Funding LLC
0.340%, due 12/03/15	50,000,000	49,984,889
0.340%, due 02/19/16	72,000,000	71,925,200
0.350%, due 02/10/16	110,000,000	109,891,986
LMA Americas LLC
0.130%, due 11/05/15	50,000,000	49,999,278
0.170%, due 11/24/15	100,000,000	99,989,139
0.297%, due 11/10/15[2]	95,000,000	95,000,000
Manhattan Asset Funding Co. LLC
0.120%, due 11/04/15	51,000,000	50,999,490
0.180%, due 11/18/15	105,000,000	104,991,075
Old Line Funding LLC
0.397%, due 11/12/15[2]	50,000,000	50,000,000
0.400%, due 12/11/15	102,000,000	101,954,667

35

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Old Line Funding LLC (concluded)
0.400%, due 12/18/15	$100,000,000	$99,947,778
0.480%, due 04/05/16	52,000,000	51,891,840
0.480%, due 04/15/16	100,000,000	99,778,666
Regency Markets No. 1 LLC 0.180%, due 11/16/15	285,500,000	285,478,587
Starbird Funding Corp.
0.277%, due 11/13/15[2]	95,000,000	95,000,000
0.284%, due 11/05/15[2]	97,000,000	97,000,000
Thunder Bay Funding LLC 0.397%, due 11/10/15[2]	75,000,000	75,000,000
Versailles Commercial Paper LLC
0.244%, due 11/30/15[2]	100,000,000	100,000,000
0.276%, due 11/23/15[2]	70,000,000	70,000,000
0.276%, due 11/23/15[2]	100,000,000	100,000,000
Victory Receivables Corp.
0.300%, due 01/20/16	75,000,000	74,950,000
0.300%, due 01/21/16	19,000,000	18,987,175
		3,608,780,400
Banking-non-US—22.81%
Australia & New Zealand Banking Group Ltd.
0.287%, due 11/13/15[2]	174,000,000	174,000,000
0.403%, due 11/05/15[2]	124,000,000	124,000,000
Banque et Caisse d’Epargne de L’Etat 0.460%, due 05/02/16	95,000,000	94,777,858
BNP Paribas 0.050%, due 11/02/15	415,000,000	414,999,424
Caisse Centrale Desjardins 0.130%, due 11/12/15	95,000,000	94,996,226
Commonwealth Bank of Australia
0.314%, due 11/09/15[2]	99,000,000	99,000,000
0.406%, due 11/09/15[2]	95,000,000	95,000,000
DBS Bank Ltd. 0.290%, due 11/02/15	96,000,000	95,999,227

36

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
DnB NOR Bank ASA 0.080%, due 11/06/15	$200,000,000	$199,997,778
Erste Abwicklungsanstalt
0.290%, due 11/16/15	95,000,000	94,988,521
0.310%, due 01/05/16	80,000,000	79,955,222
0.320%, due 01/15/16	185,000,000	184,876,667
Groupe BPCE
0.090%, due 11/05/15	240,000,000	239,997,600
0.100%, due 11/03/15	140,000,000	139,999,222
Mizuho Bank Ltd. 0.305%, due 11/09/15	100,000,000	99,993,222
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,396,135
Natixis 0.287%, due 11/24/15[2]	240,000,000	240,000,000
Nordea Bank AB
0.315%, due 11/12/15	150,000,000	149,985,563
0.400%, due 01/13/16	73,000,000	72,940,789
0.445%, due 04/04/16	94,000,000	93,819,899
Skandinaviska Enskilda Banken AB
0.460%, due 04/07/16	89,500,000	89,319,309
0.470%, due 04/01/16	125,000,000	124,751,944
United Overseas Bank Ltd.
0.300%, due 01/12/16	100,000,000	99,940,000
0.320%, due 11/23/15	100,000,000	99,980,444
0.330%, due 02/03/16	50,000,000	49,956,917
Westpac Banking Corp. 0.314%, due 11/04/15[2]	79,000,000	79,000,000
Westpac Securities NZ Ltd.
0.277%, due 11/10/15[2]	75,000,000	75,000,000
0.358%, due 11/30/15[2]	67,000,000	67,000,000
		3,606,671,967
Insurance-life—0.54%
Prudential PLC 0.250%, due 01/11/16	85,000,000	84,958,090
Total commercial paper (cost—$7,300,410,457)		7,300,410,457

37

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Non-US government agency—0.85%
Export Development Canada
0.190%, due 11/02/15[2,3] (cost—$135,000,000)	$135,000,000	$135,000,000
Short-term corporate obligations—3.41%
Banking-non-US—2.31%
Royal Bank of Canada 0.443%, due 01/07/16[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.404%, due 11/27/15[2,3]	190,000,000	190,000,000
		365,000,000
Banking-US—1.10%
Wells Fargo Bank N.A.
0.457%, due 12/15/15[2]	50,000,000	50,000,000
0.499%, due 12/22/15[2]	125,000,000	125,000,000
		175,000,000
Total short-term corporate obligations (cost—$540,000,000)		540,000,000
Repurchase agreements—11.11%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $100,723,977 US Treasury Notes, 0.625% to 3.625% due 02/29/16 to 05/15/25; (value—$102,000,001); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $840,625,500 US Treasury Notes, 1.750% to 3.500% due 05/15/20 to 05/15/23; (value—$850,003,628); proceeds: $850,003,542	850,000,000	850,000,000
Repurchase agreement dated 10/30/15 with Goldman Sachs & Co., 0.060% due 11/02/15, collateralized by $17,593,000 Federal Farm Credit Bank, 0.710% due 10/20/17 and $30,419,000 Federal Home Loan Bank obligation, zero coupon due 04/20/16; (value—$47,940,144); proceeds: $47,000,235	47,000,000	47,000,000

38

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/03/15, collateralized by $469,654,349 Federal Home Loan Mortgage Corp. obligations, 1.750% to 6.000% due 05/15/23 to 01/15/43, $595,214,667 Federal National Mortgage Association obligations, 3.110% to 10.500% due 03/25/19 to 01/01/41 and $193,110,419 Government National Mortgage Association obligations, 3.000% to 5.000% due 08/20/41 to 06/20/45; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $78,928,100 US Treasury Bond, 4.375% due 05/15/41; (value—$102,000,112); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 12/21/15, collateralized by $369,665,157 various asset-backed convertible bonds, 0.497% to 6.883% due 04/20/19 to 02/15/51; (value—$107,000,000); proceeds: $100,113,750[4]	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/21/15, collateralized by $1,091,755,753 various asset-backed convertible bonds, 0.367% to 6.471% due 09/20/19 to 05/25/55; (value—$331,700,000); proceeds: $310,430,986[4,5]	310,000,000	310,000,000
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $400,000 Federal National Mortgage Association obligation, 2.110% due 11/07/22; (value—$400,028); proceeds: $392,000	392,000	392,000
Total repurchase agreements (cost—$1,757,392,000)		1,757,392,000
Total investments (cost—$15,961,094,800 which approximates cost for federal income tax purposes)—100.93%		15,961,094,800
Liabilities in excess of other assets—(0.93)%		(147,373,207)
Net assets—100.00%		$15,813,721,593

39

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$545,658,241	$—	$545,658,241
Time deposits	—	2,338,500,000	—	2,338,500,000
Certificates of deposit	—	3,344,134,102	—	3,344,134,102
Commercial paper	—	7,300,410,457	—	7,300,410,457
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	540,000,000	—	540,000,000
Repurchase agreements	—	1,757,392,000	—	1,757,392,000
Total	$—	$15,961,094,800	$—	$15,961,094,800

At October 31, 2015, there were no transfers between Level 1 and Level 2.

40

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	41.4%
France	19.4
Sweden	10.6
Canada	7.3
Australia	5.3
Norway	3.1
Japan	3.1
Germany	3.0
Singapore	2.5
Switzerland	1.9
Netherlands	0.8
Luxembourg	0.6
United Kingdom	0.5
Belgium	0.5
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.16% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2015.

[5]	Illiquid investment as of October 31, 2015.

41

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government obligations—25.80%
US Treasury Bills[1]
0.221%, due 02/04/16	$108,000,000	$107,937,300
0.260%, due 03/10/16	250,000,000	249,765,278
US Treasury Notes
0.073%, due 11/02/15[2]	500,000,000	499,952,910
0.139%, due 11/03/15[2]	253,000,000	252,780,156
0.250%, due 04/15/16	300,000,000	299,883,906
0.375%, due 02/15/16	125,000,000	125,059,721
0.375%, due 03/15/16	215,000,000	215,094,730
0.375%, due 04/30/16	150,000,000	150,134,464
0.500%, due 06/30/16	100,000,000	100,082,017
0.500%, due 07/31/16	200,000,000	200,323,599
0.625%, due 07/15/16	325,000,000	325,711,957
0.625%, due 08/15/16	250,000,000	250,509,740
1.000%, due 08/31/16	200,000,000	201,099,856
1.750%, due 05/31/16	130,000,000	131,120,875
2.125%, due 02/29/16	165,000,000	166,014,339
Total US government obligations (cost—$3,275,470,848)		3,275,470,848
Repurchase agreements—75.84%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $79,400 US Treasury Bond, 8.500% due 02/15/20, $218,664,200 US Treasury Inflation Index Notes, 0.125% to 0.375% due 04/15/18 to 07/15/23, $18,724,400 US Treasury Note, 2.500% due 06/30/17, $11,900 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/42 and $2,821,353 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 11/15/43; (value—$244,800,000); proceeds: $240,001,400	240,000,000	240,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $92,660,900 US Treasury Bond, 3.625% due 08/15/43 and $6,726,680,300 US Treasury Notes, 1.500% to 3.625% due 06/30/18 to 11/15/23; (value—$7,030,029,329); proceeds: $7,030,029,292	7,030,000,000	7,030,000,000

42

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/14/15 with Goldman Sachs & Co., 0.070% due 11/13/15, collateralized by $309,987,500 US Treasury Inflation Index Bond, 1.750% due 01/15/28 and $877,750,700 US Treasury Inflation Index Notes, 0.125% to 2.375% due 01/15/17 to 07/15/25; (value—$1,326,000,019); proceeds: $1,300,075,833[3]	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/03/15, collateralized by $189,017,300 US Treasury Note, 3.125% due 05/15/19 (value—$204,000,003); proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/04/15, collateralized by $303,956,800 US Treasury Bill, zero coupon due 11/27/15 and $152,121,600 US Treasury Notes, 1.625% to 2.000% due 06/30/19 to 05/31/21; (value—$459,000,003); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $162,762,600 US Treasury Note, 1.375% due 04/30/20; (value—$163,200,047); proceeds: $160,000,933	160,000,000	160,000,000
Repurchase agreement dated 10/29/15 with Toronto-Dominion Bank, 0.070% due 11/05/15, collateralized by $545,800 US Treasury Bill, zero coupon due 03/31/16, $619,200 US Treasury Bonds, 3.125% to 3.375% due 02/15/43 to 05/15/44, $57,507,200 US Treasury Inflation Index Note, 2.000% due 01/15/16 and $180,585,900 US Treasury Notes, 0.625% to 2.250% due 08/31/16 to 12/31/21; (value—$255,000,048); proceeds: $250,003,403	250,000,000	250,000,000

43

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $175,000 US Treasury Bond, 8.000% due 11/15/21; (value—$244,063); proceeds: $238,000	$238,000	$238,000
Total repurchase agreements (cost—$9,630,238,000)		9,630,238,000
Total investments (cost—$12,905,708,848 which approximates cost for federal income tax purposes)—101.64%		12,905,708,848
Liabilities in excess of other assets—(1.64)%		(208,750,572)
Net assets—100.00%		$12,696,958,276

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,275,470,848	$—	$3,275,470,848
Repurchase agreements	—	9,630,238,000	—	9,630,238,000
Total	$—	$12,905,708,848	$—	$12,905,708,848

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronyms

STRIP	Separate Trading of Registered Interest and Principal of Securities

44

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—79.58%
Alabama—0.58%
University of Alabama Revenue (University Hospital), Series B, 0.010% VRD	$4,875,000	$4,875,000
Series C, 0.010% VRD	3,500,000	3,500,000
		8,375,000
Alaska—0.66%
Alaska International Airports Revenue Refunding (System), Series A, 0.010%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.010%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.010%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.72%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.040%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.18%
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2, 0.010%, VRD	4,500,000	4,500,000
California State Kindergarten, Series A2, 0.010%, VRD	12,300,000	12,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.010%, VRD	17,900,000	17,900,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.010%, VRD	1,665,000	1,665,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Sacramento Municipal Utility District (Subordinate Lien), Series L, 0.020%, due 12/04/15	$10,000,000	$10,000,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.010%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.010% VRD	14,700,000	14,700,000
Series B, 0.010% VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.010%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.010% VRD	4,850,000	4,850,000
Series C, 0.010% VRD	870,000	870,000
		103,680,000
Colorado—2.47%
Denver City & County Certificates of Participation Refunding, Series A1, 0.010% VRD	19,065,000	19,065,000
Series A2, 0.010% VRD	15,150,000	15,150,000
Series A3, 0.010% VRD	1,425,000	1,425,000
		35,640,000
District of Columbia—1.74%
District of Columbia Revenue (German Marshall Fund of the United States), 0.010%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.010% VRD	3,900,000	3,900,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), (concluded) Subseries B-2, 0.010% VRD	$8,500,000	$8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.010%, VRD	8,710,000	8,710,000
		25,110,000
Florida—0.57%
Gainesville Utilities System Revenue, Series A, 0.010%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.020%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—1.88%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.010% VRD	10,250,000	10,250,000
Series B-2, 0.010% VRD	16,850,000	16,850,000
		27,100,000
Illinois—10.62%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.070%, VRD	5,000,000	5,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.020%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.010%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.010%, VRD	8,100,000	8,100,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.010%, VRD	$2,767,000	$2,767,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.020%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.010%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.010%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.020%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.010%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.010%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.010% VRD	5,000,000	5,000,000
Series A-2D, 0.010% VRD	11,300,000	11,300,000
Illinois State, Series B-5, 0.020% VRD	27,700,000	27,700,000
Series B-6, 0.010% VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.010%, VRD	3,850,000	3,850,000
		153,350,000
Indiana—2.76%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.010%, VRD	11,000,000	11,000,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.010%, VRD	$8,300,000	$8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.010%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.010%, VRD	2,600,000	2,600,000
		39,925,000
Kansas—0.80%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.020%, VRD	11,500,000	11,500,000
Kentucky—0.35%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.020%, VRD	5,050,000	5,050,000
Louisiana—1.02%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.010% VRD	7,500,000	7,500,000
Series B, 0.010% VRD	700,000	700,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.010%, VRD	6,500,000	6,500,000
		14,700,000
Maryland—1.48%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.010%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.010% VRD	1,800,000	1,800,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes, (concluded) Series B-2, 0.020% VRD	$11,000,000	$11,000,000
Series B-3, 0.020% VRD	8,000,000	8,000,000
		21,350,000
Massachusetts—2.15%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.010%, VRD	3,880,000	3,880,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.010%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.010%, VRD	24,500,000	24,500,000
		31,070,000
Michigan—0.93%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.010%, VRD	3,780,000	3,780,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.010%, VRD	9,695,000	9,695,000
		13,475,000
Minnesota—2.44%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.020%, VRD	7,140,000	7,140,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.010%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.010%, VRD	15,000,000	15,000,000
		35,290,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.70%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.010%, VRD	$300,000	$300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.010% VRD	4,000,000	4,000,000
Series I, 0.010% VRD	1,000,000	1,000,000
Series K, 0.010% VRD	3,000,000	3,000,000
Series L, 0.010% VRD	1,800,000	1,800,000
		10,100,000
Missouri—2.54%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.010%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.010%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.010% VRD 0.010% VRD	10,900,000 11,500,000	10,900,000 11,500,000
Series C, 0.010% VRD 0.010% VRD	4,200,000 2,300,000	4,200,000 2,300,000
Series D, 0.010% VRD	1,000,000	1,000,000
		36,710,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.010%, VRD	$8,555,000	$8,555,000
New Hampshire—1.63%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.010% VRD	4,635,000	4,635,000
Series B, 0.010% VRD	18,850,000	18,850,000
		23,485,000
New York—11.89%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.010%, VRD	19,925,000	19,925,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.010%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.010%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.010%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.010%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.010% VRD	8,300,000	8,300,000
Series BB-2, 0.010% VRD	4,040,000	4,040,000
Series BB-5, 0.010% VRD	3,200,000	3,200,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.010% VRD	$2,200,000	$2,200,000
Series CC-1, 0.010% VRD	9,700,000	9,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.010%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.010%, VRD	19,265,000	19,265,000
New York City, Subseries D-4, 0.010%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.010%, VRD	3,165,000	3,165,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.010%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.010%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.010%, VRD	5,100,000	5,100,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.010%, VRD	3,870,000	3,870,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.010%, VRD	13,100,000	13,100,000
		171,805,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—3.06%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.010% VRD	$2,200,000	$2,200,000
Series H, 0.010% VRD	24,075,000	24,075,000
Guilford County, Series B, 0.030%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.020%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.010%, VRD	4,410,000	4,410,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.020%, VRD	9,730,000	9,730,000
		44,210,000
Ohio—4.94%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.010%, VRD	25,240,000	25,240,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.020%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.010%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.010%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series A, 0.010% VRD	800,000	800,000
Series B, 0.010% VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.020%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.010%, VRD	1,000,000	1,000,000
		71,330,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—0.53%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.010%, VRD	$7,700,000	$7,700,000
Pennsylvania—2.16%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.010%, VRD	2,770,000	2,770,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.010%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.010%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.010%, VRD	3,315,000	3,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.020%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.020%, VRD	5,245,000	5,245,000
		31,195,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.010%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.010%, VRD	300,000	300,000
		3,080,000
Tennessee—0.30%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.020%, VRD	4,300,000	4,300,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—6.01%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.010%, VRD[1,2]	$7,750,000	$7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.010% VRD	24,100,000	24,100,000
Subseries C-2, 0.010% VRD	10,100,000	10,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.010% VRD	18,820,000	18,820,000
Series A-2, 0.010% VRD	9,355,000	9,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.010%, VRD	4,710,000	4,710,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.010%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.020%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.010%, VRD	2,590,000	2,590,000
		86,855,000
Utah—0.44%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.010%, VRD	6,305,000	6,305,000
Virginia—1.89%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.010%, VRD	10,700,000	10,700,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.010%, VRD	$3,455,000	$3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.010% VRD	10,210,000	10,210,000
Series F, 0.010% VRD	3,000,000	3,000,000
		27,365,000
Washington—0.88%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.020%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.020%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.020%, VRD	3,750,000	3,750,000
		12,645,000
Wisconsin—3.46%
City of Milwaukee Wisconsin Revenue Anticipation Notes, Series M-7, 0.400%, due 12/30/15	50,000,000	50,028,645
Total municipal bonds and notes (cost—$1,149,573,645)		1,149,573,645
Tax-exempt commercial paper—16.81%
California—0.41%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.110%, due 11/04/15	6,000,000	6,000,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—1.98%
Illinois Educational Facilities Authority Revenue,
0.040%, due 11/05/15	$10,615,000	$10,615,000
0.040%, due 01/04/16	18,000,000	18,000,000
		28,615,000
Maryland—2.42%
Johns Hopkins University, 0.060%, due 11/04/15	6,900,000	6,900,000
Montgomery County,
0.020%, due 11/04/15	10,000,000	10,000,000
0.030%, due 11/05/15	10,000,000	10,000,000
0.030%, due 11/09/15	8,000,000	8,000,000
		34,900,000
Minnesota—2.08%
Mayo Clinic,
0.070%, due 11/04/15	20,000,000	20,000,000
0.070%, due 11/10/15	10,000,000	10,000,000
		30,000,000
Missouri—0.80%
Curators University, 0.020%, due 11/04/15	11,583,000	11,583,000
Ohio—0.52%
Cleveland Clinic, 0.090%, due 03/08/16	7,500,000	7,500,000
Tennessee—1.11%
Vanderbilt University,
0.190%, due 01/12/16	8,000,000	8,000,000
0.150%, due 02/22/16	8,000,000	8,000,000
		16,000,000
Texas—5.19%
Dallas Area Rapid Transit,
0.050%, due 11/05/15	4,000,000	4,000,000
0.050%, due 11/13/15	6,000,000	6,000,000
0.080%, due 12/03/15	8,000,000	8,000,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
0.070%, due 01/07/16	$5,000,000	$5,000,000
0.060%, due 02/18/16	10,000,000	10,000,000
University of Texas,
0.020%, due 11/06/15	12,000,000	12,000,000
0.020%, due 11/17/15	10,000,000	10,000,000
0.050%, due 12/08/15	10,000,000	10,000,000
0.040%, due 01/08/16	10,000,000	10,000,000
		75,000,000
Virginia—0.95%
University of Virginia,
0.030%, due 12/03/15	5,900,000	5,900,000
0.030%, due 12/16/15	7,900,000	7,900,000
		13,800,000
Washington—1.35%
University of Washington,
0.120%, due 11/04/15	4,500,000	4,500,000
0.100%, due 11/09/15	5,000,000	5,000,000
0.060%, due 01/19/16	10,000,000	10,000,000
		19,500,000
Total tax-exempt commercial paper (cost—$242,898,000)		242,898,000
Short-term US government obligation[3]—1.66%
US Treasury Bill 0.010%, due 01/28/16 (cost—$24,000,587)	24,000,000	24,000,587
Total investments (cost—$1,416,472,232 which approximates cost for federal income tax purposes)—98.05%		1,416,472,232
Other assets in excess of liabilities—1.95%		28,117,304
Net assets—100.00%		$1,444,589,536

59

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,149,573,645	$—	$1,149,573,645
Tax-exempt commercial paper	—	242,898,000	—	242,898,000
Short-term US government obligation	—	24,000,587	—	24,000,587
Total	$—	$1,416,472,232	$—	$1,416,472,232

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.76% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase.

60

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2015 and reset periodically.

61

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

62

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

63

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

Tax-Free Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.94	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

64

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	33 days	44 days	43 days
Net assets (bln)	$15.8	$14.1	$14.2
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Commercial paper	46.2%	38.1%	37.0%
Certificates of deposit	21.1	28.5	27.6
Time deposits	14.8	11.3	13.6
Repurchase agreements	11.1	7.8	7.7
Short-term corporate obligations	3.4	7.7	7.8
US government and agency obligations	3.4	5.6	4.6
Non-US government agency	0.9	1.0	0.8
Other assets less liabilities	(0.9)	0.0 [3]	0.9
Total	100.00%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

65

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	43 days	36 days	28 days
Net assets (bln)	$12.7	$12.6	$12.1
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Repurchase agreements	75.8%	76.5%	76.5%
US government obligations	25.8	21.8	18.8
Other assets less liabilities	(1.6)	1.7	4.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

66

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	14 days	19 days	33 days
Net assets (bln)	$1.4	$1.4	$1.6
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Municipal bonds and notes	79.6%	84.3%	87.8%
Tax-exempt commercial paper	16.8	15.6	12.1
Short-term US government obligation	1.7	—	—
Other assets less liabilities	1.9	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

67

Master Trust

Statement of operations

For the six months ended October 31, 2015 (unaudited)

Prime Master Fund
Investment income:
Interest	$18,866,277

Expenses:
Investment advisory and administration fees	7,359,852
Trustees’ fee	68,409
Total expenses	7,428,261
Fee waivers by investment advisor	—
Net expenses	7,428,261
Net investment income	11,438,016
Net realized gain	138,137
Net increase in net assets resulting from operations	$11,576,153

68

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$5,593,654	$331,701

6,375,867	710,022
61,129	17,048
6,436,996	727,070
(1,488,965)	(468,756)
4,948,031	258,314
645,623	73,387
790,043	60,574
$1,435,666	$133,961

69

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
Prime Master Fund
From operations:
Net investment income	$11,438,016	$17,070,374
Net realized gain	138,137	134,885
Net increase in net assets resulting from operations	11,576,153	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	1,682,014,862	(1,660,811,709)
Net increase (decrease) in net assets	1,693,591,015	(1,643,606,450)
Net assets:
Beginning of period	14,120,130,578	15,763,737,028
End of period	$15,813,721,593	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$645,623	$1,236,679
Net realized gain	790,043	362,897
Net increase in net assets resulting from operations	1,435,666	1,599,576
Net increase in net assets from beneficial interest transactions	59,238,619	123,527,693
Net increase in net assets	60,674,285	125,127,269
Net assets:
Beginning of period	12,636,283,991	12,511,156,722
End of period	$12,696,958,276	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$73,387	$154,098
Net realized gain	60,574	26,605
Net increase in net assets resulting from operations	133,961	180,703
Net increase (decrease) in net assets from beneficial interest transactions	89,436,807	(36,199,458)
Net increase (decrease) in net assets	89,570,768	(36,018,755)
Net assets:
Beginning of period	1,355,018,768	1,391,037,523
End of period	$1,444,589,536	$1,355,018,768

70

See accompanying notes to financial statements

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71

Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.15%[1]
Supplemental data:
Total investment return[2]	0.08%
Net assets, end of period (000’s)	$15,813,722

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$12,696,958

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.04%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$1,444,590

[1]	Annualized.

[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[3]	Waiver by advisor represents less than 0.005%.

72

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%	0.21%

0.11%	0.11%	0.19%	0.20%	0.21%
$14,120,131	$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[3]	0.06%	0.10%[3]
0.01%	0.01%	0.05%	0.01%	0.09%

0.01%	0.01%	0.05%	0.01%	0.09%
$12,636,284	$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[3]	0.10%[3]	0.10%
0.01%	0.01%	0.06%	0.06%	0.18%

0.01%	0.02%	0.07%	0.06%	0.18%
$1,355,019	$1,391,038	$1,556,326	$1,160,792	$1,485,784

73

See accompanying notes to financial statements

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

74

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

75

Master Trust

Notes to financial statements (unaudited)

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

76

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,222,257, $946,286 and $2,526, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2015, UBS AM owed $38,162, $35,125 and $9,798 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS AM has undertaken to waive fees in the event that the

77

Master Trust

Notes to financial statements (unaudited)

current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2015, UBS AM voluntarily waived $1,488,965 and $468,756 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley

78

Master Trust

Notes to financial statements (unaudited)

based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	27,467,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2015, the Master Funds did not have any securities on loan.

79

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Prime Master Fund
Contributions	$22,751,996,091	$46,715,500,630
Withdrawals	(21,069,981,229)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$1,682,014,862	$(1,660,811,709)

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Treasury Master Fund
Contributions	$15,535,758,670	$25,098,121,478
Withdrawals	(15,476,520,050)	(24,974,593,785)
Net increase in beneficial interest	$59,238,619	$123,527,693

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Tax-Free Master Fund
Contributions	$812,973,436	$1,679,665,637
Withdrawals	(723,536,628)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$89,436,807	$(36,199,458)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

80

Master Trust

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

81

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

82

Master Trust

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 14-15, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received

83

Master Trust

Board approval of management contract (unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $154 billion in assets under management as of March 31, 2015 and was part of the UBS Asset Management Division, which had approximately $680 billion in assets under management worldwide as of March 31, 2015. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

84

Master Trust

Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2016. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

85

Master Trust

Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

86

Master Trust

Board approval of management contract (unaudited)

Management noted that the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3.5 basis points (0.035%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund’s Actual Management Fee was above its Expense Group median by 3.9 basis points (0.039%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund’s total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee and overall expenses were below the respective medians, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that, for each of the

87

Master Trust

Board approval of management contract (unaudited)

Treasury Institutional Feeder Fund and Treasury Preferred Feeder Fund, the Feeder Fund’s Actual Management Fee was one basis point (0.01%) above its Expense Group median; the Actual Management Fee differentials with respect to the Treasury Investor Feeder Fund and Treasury Capital Feeder Fund were larger, but total expenses for each Feeder Fund were below its Expense Group median. Management stated that, as noted above, the approach Lipper utilizes to reflect waivers for peers differs from that applied to certain Feeder Funds. The Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, except for the Tax-Free Investor Feeder Fund’s and the Tax-Free Capital Feeder Fund’s Actual Management Fees, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-

88

Master Trust

Board approval of management contract (unaudited)

and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2015 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2015. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since

89

Master Trust

Board approval of management contract (unaudited)

inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the three-year period. The Treasury Capital Feeder Fund ranked first in its Performance Universe since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (0.01%) for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund’s improved performance over more recent periods.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in

90

Master Trust

Board approval of management contract (unaudited)

the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract with respect to each Master Fund. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

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96

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa M. DiPaolo Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Money Market Funds

UBS Select Institutional Funds

Semiannual Report

October 31, 2015

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund

UBS Select Institutional Funds

December 18, 2015

Dear Shareholder,

We present you with the semiannual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”), for the six months ended October 31, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) maintained the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Institutional Fund: 0.09% as of October 31, 2015, versus 0.06% on April 30, 2015.

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998; UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:

Monthly

(continued on next page)

•	UBS Select Treasury Institutional Fund: 0.01% as of October 31, 2015, unchanged from April 30, 2015.

•	UBS Select Tax-Free Institutional Fund: 0.01% as of October 31, 2015, unchanged from April 30, 2015.

1

UBS Select Institutional Funds

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

Growth in the US fluctuated during the first three quarters of 2015. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a moderate 0.6% seasonally adjusted annualized rate during the first quarter of 2015, prior to the beginning of the reporting period. The US economy then improved in the second quarter, with GDP growth coming in at a 3.9% rate. Third quarter 2015 GDP grew at a 2.1% rate based on the Commerce Department’s second estimate.[1]

UBS Select Tax-Free Institutional Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

Q.	How did the Fed react to the economic environment?
A.	The US Federal Reserve Board maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. At its March 2015 meeting, the Fed said that it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.” At the central bank’s October 2015 meeting, the Fed said, “in

[1]	Based on the Commerce Department’s second estimate announced on November 24, 2015, after the reporting period had ended.

2

UBS Select Institutional Funds

determining whether it will be appropriate to raise the target range at its next meeting, the Committee will assess progress—both realized and expected—toward its objectives of maximum employment and 2% inflation.” Finally, at its meeting that ended on December 16, 2015, after the close of the reporting period, the Fed raised rates for the first time in almost 10 years, moving its target for the fed funds rate to a range between 0.25% and 0.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 44 days. By the end of the period, the Master Fund’s WAM was 33 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper, repurchase agreements and, to a lesser extent, time deposits. Conversely, we decreased its exposures to certificates of deposit, short-term corporate obligations, US government and agency obligations and non-US government obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Institutional Funds

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 36 days when the reporting period began. Over the review period, the WAM was increased, and at the end of the period on October 31, 2015, it was 43 days. At the security level, we increased the Master Fund’s exposure to direct Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries.

•

The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 14 days. Over the review period, we modestly increased the Master Fund’s allocations to short-term US government obligations and tax-exempt commercial paper, while reducing its exposure to municipal bonds and notes given reduced availability of suitable municipal securities investments.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We maintain our view that the US economy will continue to expand, albeit at a fairly modest pace. We also expect inflation to remain relatively muted. In terms of Fed monetary policy, we believe the central bank will be true to its word and take a balanced approach in terms of future rate hikes. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in prior reports to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds. There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders regarding transitioning into compliance with the new laws.

4

UBS Select Institutional Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Institutional Fund Managing Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund Managing Director UBS Asset Management (Americas) Inc.	Ryan Nugent Portfolio Manager— UBS Select Tax-Free Institutional Fund Director UBS Asset Management (Americas) Inc.

5

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

UBS Select Institutional Funds

Lisa M. DiPaolo Portfolio Manager— UBS Select Tax-Free Institutional Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2015. The views and opinions in the letter were current as of December 18, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Institutional Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Institutional Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Institutional Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Institutional Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.23	0.92	0.18

UBS Select Treasury Institutional Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

UBS Select Tax-Free Institutional Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.94	0.20	0.04

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

9

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers[1]	0.09%	0.06%	0.02%
Seven-day effective yield after fee waivers[1]	0.09	0.06	0.02
Seven-day current yield before fee waivers[1]	0.09	0.06	0.02
Seven-day effective yield before fee waivers[1]	0.09	0.06	0.02
Weighted average maturity[2]	33 days	44 days	43 days
Net assets (bln)	$3.7	$4.1	$3.9

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursements[1]	(0.08)	(0.10)	(0.12)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursements[1]	(0.08)	(0.10)	(0.12)
Weighted average maturity[2]	43 days	36 days	28 days
Net assets (bln)	$3.9	$4.3	$4.6

10

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursements[1]	(0.16)	(0.09)	(0.12)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursements[1]	(0.16)	(0.09)	(0.12)
Weighted average maturity[2]	14 days	19 days	33 days
Net assets (mm)	$393.3	$445.2	$555.3

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Institutional Funds

Statement of assets and liabilities

October 31, 2015 (unaudited)

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$3,718,209,923; $3,931,169,340 and $393,287,870, respectively, which approximates cost for federal income tax purposes)	$3,718,209,923
Receivable from affiliate	—
Total assets	3,718,209,923

Liabilities:
Dividends payable to shareholders	285,597
Payable to affiliate	240,464
Total liabilities	526,061

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 3,717,624,310; 3,930,800,609 and 393,265,604 outstanding, respectively	3,717,624,310
Accumulated net realized gain	59,552
Net assets	$3,717,683,862
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund

$3,931,169,340	$393,287,870
16,810	7,006
3,931,186,150	393,294,876

33,527	3,224
—	—
33,527	3,224

3,930,800,609	393,265,360
352,014	26,292
$3,931,152,623	$393,291,652
$1.00	$1.00

13

See accompanying notes to financial statements

UBS Select Institutional Funds

Statement of operations

For the six months ended October 31, 2015 (unaudited)

UBS Select Prime Institutional Fund

Investment income:
Interest income allocated from Master	$4,860,709
Expenses allocated from Master	(1,915,604)
Expense waiver allocated from Master	—
Net investment income allocated from Master	2,945,105

Expenses:
Administration fees	1,504,728
Trustees’ fees	27,587
1,532,315
Fee waivers and/or Trustees’ fees reimbursement by administrator	—
Net expenses	1,532,315
Net investment income	1,412,790
Net realized gain allocated from Master	34,804
Net increase in net assets resulting from operations	$1,447,594

14

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund

$1,850,141	$97,713
(2,138,384)	(204,386)
502,721	127,313
214,478	20,640

1,680,830	151,143
29,896	12,359
1,710,726	163,502
(1,710,663)	(163,376)
63	126
214,415	20,514
248,623	17,267
$463,038	$37,781

15

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$1,412,790	$1,391,215
Net realized gain	34,804	37,245
Net increase in net assets resulting from operations	1,447,594	1,428,460
Dividends and distributions to shareholders from:
Net investment income	(1,412,790)	(1,391,215)
Net realized gains	—	(12,747)
Total dividends and distributions to shareholders	(1,412,790)	(1,403,962)
Net decrease in net assets from beneficial interest transactions	(422,889,323)	(244,729,311)
Net decrease in net assets	(422,854,519)	(244,704,813)
Net assets:
Beginning of period	4,140,538,381	4,385,243,194
End of period	$3,717,683,862	$4,140,538,381
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$214,415	$458,634
Net realized gain	248,623	128,460
Net increase in net assets resulting from operations	463,038	587,094
Dividends and distributions to shareholders from:
Net investment income	(214,415)	(458,634)
Net realized gains	—	(47,723)
Total dividends and distributions to shareholders	(214,415)	(506,357)
Net increase (decrease) in net assets from beneficial interest transactions	(360,703,081)	8,722,783
Net increase (decrease) in net assets	(360,454,458)	8,803,520
Net assets:
Beginning of period	4,291,607,081	4,282,803,561
End of period	$3,931,152,623	$4,291,607,081
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$20,514	$53,527
Net realized gain	17,267	8,802
Net increase in net assets resulting from operations	37,781	62,329
Dividends and distributions to shareholders from:
Net investment income	(20,514)	(53,527)
Net realized gains	—	(30,774)
Total dividends and distributions to shareholders	(20,514)	(84,301)
Net decrease in net assets from beneficial interest transactions	(51,879,863)	(38,135,086)
Net decrease in net assets	(51,862,596)	(38,157,058)
Net assets:
Beginning of period	445,154,248	483,311,306
End of period	$393,291,652	$445,154,248
Accumulated undistributed net investment income	$—	$—

18

See accompanying notes to financial statements

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19

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	0.000 [1]
Net increase from operations	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.04%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]
Net investment income[3]	0.07%[4]
Supplemental data:
Net assets, end of period (000’s)	$3,717,684

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

20

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.001	0.001	0.002
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.001	0.001	0.002
(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
$1.00	$1.00	$1.00	$1.00	$1.00
0.03%	0.03%	0.11%	0.13%	0.17%

0.18%	0.18%	0.18%	0.18%	0.18%
0.18%	0.18%	0.18%	0.17%	0.14%
0.03%	0.03%	0.11%	0.12%	0.17%

$4,140,538	$4,385,243	$6,021,339	$6,673,607	$9,864,015

21

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	0.000 [1]
Net increase from operations	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.08%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$3,931,153

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

22

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.01%	0.02%

0.18%	0.18%	0.18%	0.18%	0.18%
0.06%	0.06%	0.14%	0.07%	0.17%
0.01%	0.01%	0.01%	0.01%	0.02%

$4,291,607	$4,282,804	$4,351,895	$4,613,731	$3,276,720

23

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	0.000 [1]
Net increase from operations	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.04%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$393,292

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

24

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
$1.00	$1.00	$1.00	$1.00	$1.00
0.02%	0.02%	0.02%	0.02%	0.10%

0.18%	0.18%	0.18%	0.18%	0.18%
0.04%	0.08%	0.15%	0.14%	0.18%
0.01%	0.01%	0.01%	0.02%	0.10%

$445,154	$483,311	$563,780	$763,318	$1,005,321

25

See accompanying notes to financial statements

UBS Select Institutional Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (23.51% for Prime Institutional Fund, 30.96% for Treasury Institutional Fund and 27.22% for Tax-Free Institutional Fund at October 31, 2015). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among

26

UBS Select Institutional Funds

Notes to financial statements (unaudited)

the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master

27

UBS Select Institutional Funds

Notes to financial statements (unaudited)

Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2015, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS AM $255,932, $268,844 and $25,746, respectively, for administrative services.

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2015, UBS AM’s administration

28

UBS Select Institutional Funds

Notes to financial statements (unaudited)

fees were reduced by $15,468, $16,818 and $7,009 for reimbursement of independent trustees fees for Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

UBS AM has undertaken to waive fees and/or reimburse trustees’ fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2015, UBS AM owed Treasury Institutional Fund and Tax-Free Institutional Fund $268,836 and $25,743, respectively, for fee waivers/trustees’ fees reimbursements. For the six months ended October 31, 2015, UBS AM voluntarily waived an additional $1,710,663 and $163,376 for Treasury Institutional Fund and Tax-Free Institutional Fund, respectively, for that purpose; such amounts are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Prime Institutional Fund
Shares sold	6,192,017,761	13,442,169,106
Shares repurchased	(6,616,078,086)	(13,688,026,102)
Dividends reinvested	1,171,002	1,127,685
Net decrease in shares outstanding	(422,889,323)	(244,729,311)

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Treasury Institutional Fund
Shares sold	4,874,058,239	10,433,252,569
Shares repurchased	(5,234,958,019)	(10,424,994,606)
Dividends reinvested	196,699	464,820
Net increase (decrease) in shares outstanding	(360,703,081)	8,722,783

29

UBS Select Institutional Funds

Notes to financial statements (unaudited)

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Tax-Free Institutional Fund
Shares sold	113,663,413	474,781,071
Shares repurchased	(165,563,367)	(512,997,941)
Dividends reinvested	20,091	81,784
Net decrease in shares outstanding	(51,879,863)	(38,135,086)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional and Treasury Institutional Fund during the six months ended October 31, 2015 and fiscal year ended April 30, 2015, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund will be determined at the end of the Fund’s fiscal year end April 30, 2016. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal year ended April 30, 2015 was 63.50% tax-exempt income, 0.02% ordinary income and 36.48% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Fund’s fiscal year ending April 30, 2016.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would

30

UBS Select Institutional Funds

Notes to financial statements (unaudited)

require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six month ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

31

UBS Select Institutional Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government and agency obligations—3.45%
Federal Farm Credit Bank 0.330%, due 06/27/16[1]	$100,000,000	$99,780,917
Federal Home Loan Bank 0.300%, due 05/25/16[1]	150,000,000	149,742,500
US Treasury Note
0.139%, due 10/31/17[2]	150,000,000	149,869,657
2.000%, due 04/30/16	145,000,000	146,265,167
Total US government and agency obligations (cost—$545,658,241)		545,658,241
Time deposits—14.79%
Banking-non-US—14.79%
Credit Agricole Corporate & Investment Bank 0.070%, due 11/02/15	488,500,000	488,500,000
Credit Industriel et Commercial 0.060%, due 11/02/15	300,000,000	300,000,000
DnB NOR Bank ASA 0.050%, due 11/02/15	300,000,000	300,000,000
Natixis 0.060%, due 11/02/15	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 11/02/15	400,000,000	400,000,000
Societe Generale 0.050%, due 11/02/15	150,000,000	150,000,000
Svenska Handelsbanken 0.050%, due 11/02/15	400,000,000	400,000,000
Total time deposits (cost—$2,338,500,000)		2,338,500,000
Certificates of deposit—21.15%
Banking-non-US—17.87%
Bank of Montreal
0.327%, due 11/27/15[2]	150,000,000	150,000,000
0.397%, due 11/18/15[2]	137,000,000	137,000,000
Bank of Nova Scotia 0.452%, due 01/29/16[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.406%, due 11/16/15[2]	100,000,000	100,026,456
0.407%, due 11/12/15[2]	30,000,000	30,007,646

33

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.120%, due 11/05/15	$247,000,000	$247,000,000
0.120%, due 11/06/15	200,000,000	200,000,000
Credit Suisse 0.234%, due 11/04/15[2]	300,000,000	300,000,000
DZ Bank AG 0.480%, due 04/11/16	117,000,000	117,000,000
KBC Bank NV 0.110%, due 11/05/15	84,100,000	84,100,000
Mizuho Bank Ltd. 0.290%, due 01/20/16	210,000,000	210,000,000
Natixis 0.264%, due 11/04/15[2]	170,000,000	170,000,000
Oversea-Chinese Banking Corp. Ltd. 0.300%, due 11/09/15	48,000,000	48,000,000
Rabobank Nederland NV 0.430%, due 04/13/16	126,000,000	126,000,000
Societe Generale 0.267%, due 11/23/15[2]	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp. 0.410%, due 01/07/16	187,000,000	187,000,000
Swedbank AB 0.090%, due 11/05/15	172,000,000	172,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	115,000,000	115,000,000
0.549%, due 11/16/15[2]	96,000,000	96,000,000
		2,826,134,102
Banking-US—3.28%
Citibank N.A.
0.290%, due 11/12/15	103,000,000	103,000,000
0.290%, due 01/05/16	117,000,000	117,000,000
HSBC Bank USA N.A. 0.400%, due 12/07/15	150,000,000	150,000,000
State Street Bank & Trust Co. 0.220%, due 11/09/15	148,000,000	148,000,000
		518,000,000
Total certificates of deposit (cost—$3,344,134,102)		3,344,134,102

34

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—46.17%
Asset backed-miscellaneous—22.82%
Antalis US Funding Corp.
0.140%, due 11/03/15	$83,870,000	$83,869,348
0.230%, due 11/13/15	49,400,000	49,396,213
Atlantic Asset Securitization LLC
0.286%, due 11/20/15[2]	150,000,000	150,000,000
0.287%, due 11/24/15[2]	250,000,000	250,000,000
Barton Capital LLC
0.287%, due 11/23/15[2]	250,000,000	250,000,000
0.295%, due 11/18/15[2]	145,000,000	145,000,000
Chariot Funding LLC
0.300%, due 11/09/15	117,000,000	116,992,200
0.340%, due 12/02/15	50,000,000	49,985,361
0.340%, due 12/03/15	50,000,000	49,984,889
0.426%, due 11/12/15[2]	90,000,000	90,000,000
Fairway Finance Co. LLC 0.300%, due 11/17/15	98,000,000	97,986,933
Jupiter Securitization Co. LLC
0.330%, due 12/01/15	87,000,000	86,976,075
0.340%, due 12/02/15	100,000,000	99,970,722
0.500%, due 01/20/16	136,000,000	135,848,889
Liberty Street Funding LLC
0.340%, due 12/03/15	50,000,000	49,984,889
0.340%, due 02/19/16	72,000,000	71,925,200
0.350%, due 02/10/16	110,000,000	109,891,986
LMA Americas LLC
0.130%, due 11/05/15	50,000,000	49,999,278
0.170%, due 11/24/15	100,000,000	99,989,139
0.297%, due 11/10/15[2]	95,000,000	95,000,000
Manhattan Asset Funding Co. LLC
0.120%, due 11/04/15	51,000,000	50,999,490
0.180%, due 11/18/15	105,000,000	104,991,075
Old Line Funding LLC
0.397%, due 11/12/15[2]	50,000,000	50,000,000
0.400%, due 12/11/15	102,000,000	101,954,667

35

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Old Line Funding LLC (concluded)
0.400%, due 12/18/15	$100,000,000	$99,947,778
0.480%, due 04/05/16	52,000,000	51,891,840
0.480%, due 04/15/16	100,000,000	99,778,666
Regency Markets No. 1 LLC 0.180%, due 11/16/15	285,500,000	285,478,587
Starbird Funding Corp.
0.277%, due 11/13/15[2]	95,000,000	95,000,000
0.284%, due 11/05/15[2]	97,000,000	97,000,000
Thunder Bay Funding LLC 0.397%, due 11/10/15[2]	75,000,000	75,000,000
Versailles Commercial Paper LLC
0.244%, due 11/30/15[2]	100,000,000	100,000,000
0.276%, due 11/23/15[2]	70,000,000	70,000,000
0.276%, due 11/23/15[2]	100,000,000	100,000,000
Victory Receivables Corp.
0.300%, due 01/20/16	75,000,000	74,950,000
0.300%, due 01/21/16	19,000,000	18,987,175
		3,608,780,400
Banking-non-US—22.81%
Australia & New Zealand Banking Group Ltd.
0.287%, due 11/13/15[2]	174,000,000	174,000,000
0.403%, due 11/05/15[2]	124,000,000	124,000,000
Banque et Caisse d’Epargne de L’Etat 0.460%, due 05/02/16	95,000,000	94,777,858
BNP Paribas 0.050%, due 11/02/15	415,000,000	414,999,424
Caisse Centrale Desjardins 0.130%, due 11/12/15	95,000,000	94,996,226
Commonwealth Bank of Australia
0.314%, due 11/09/15[2]	99,000,000	99,000,000
0.406%, due 11/09/15[2]	95,000,000	95,000,000
DBS Bank Ltd. 0.290%, due 11/02/15	96,000,000	95,999,227

36

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
DnB NOR Bank ASA 0.080%, due 11/06/15	$200,000,000	$199,997,778
Erste Abwicklungsanstalt
0.290%, due 11/16/15	95,000,000	94,988,521
0.310%, due 01/05/16	80,000,000	79,955,222
0.320%, due 01/15/16	185,000,000	184,876,667
Groupe BPCE
0.090%, due 11/05/15	240,000,000	239,997,600
0.100%, due 11/03/15	140,000,000	139,999,222
Mizuho Bank Ltd. 0.305%, due 11/09/15	100,000,000	99,993,222
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,396,135
Natixis 0.287%, due 11/24/15[2]	240,000,000	240,000,000
Nordea Bank AB
0.315%, due 11/12/15	150,000,000	149,985,563
0.400%, due 01/13/16	73,000,000	72,940,789
0.445%, due 04/04/16	94,000,000	93,819,899
Skandinaviska Enskilda Banken AB
0.460%, due 04/07/16	89,500,000	89,319,309
0.470%, due 04/01/16	125,000,000	124,751,944
United Overseas Bank Ltd.
0.300%, due 01/12/16	100,000,000	99,940,000
0.320%, due 11/23/15	100,000,000	99,980,444
0.330%, due 02/03/16	50,000,000	49,956,917
Westpac Banking Corp. 0.314%, due 11/04/15[2]	79,000,000	79,000,000
Westpac Securities NZ Ltd.
0.277%, due 11/10/15[2]	75,000,000	75,000,000
0.358%, due 11/30/15[2]	67,000,000	67,000,000
		3,606,671,967
Insurance-life—0.54%
Prudential PLC 0.250%, due 01/11/16	85,000,000	84,958,090
Total commercial paper (cost—$7,300,410,457)		7,300,410,457

37

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Non-US government agency—0.85%
Export Development Canada
0.190%, due 11/02/15[2,3] (cost—$135,000,000)	$135,000,000	$135,000,000
Short-term corporate obligations—3.41%
Banking-non-US—2.31%
Royal Bank of Canada 0.443%, due 01/07/16[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.404%, due 11/27/15[2,3]	190,000,000	190,000,000
		365,000,000
Banking-US—1.10%
Wells Fargo Bank N.A.
0.457%, due 12/15/15[2]	50,000,000	50,000,000
0.499%, due 12/22/15[2]	125,000,000	125,000,000
		175,000,000
Total short-term corporate obligations (cost—$540,000,000)		540,000,000
Repurchase agreements—11.11%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $100,723,977 US Treasury Notes, 0.625% to 3.625% due 02/29/16 to 05/15/25; (value—$102,000,001); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $840,625,500 US Treasury Notes, 1.750% to 3.500% due 05/15/20 to 05/15/23; (value—$850,003,628); proceeds: $850,003,542	850,000,000	850,000,000
Repurchase agreement dated 10/30/15 with Goldman Sachs & Co., 0.060% due 11/02/15, collateralized by $17,593,000 Federal Farm Credit Bank, 0.710% due 10/20/17 and $30,419,000 Federal Home Loan Bank obligation, zero coupon due 04/20/16; (value—$47,940,144); proceeds: $47,000,235	47,000,000	47,000,000

38

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/03/15, collateralized by $469,654,349 Federal Home Loan Mortgage Corp. obligations, 1.750% to 6.000% due 05/15/23 to 01/15/43, $595,214,667 Federal National Mortgage Association obligations, 3.110% to 10.500% due 03/25/19 to 01/01/41 and $193,110,419 Government National Mortgage Association obligations, 3.000% to 5.000% due 08/20/41 to 06/20/45; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $78,928,100 US Treasury Bond, 4.375% due 05/15/41; (value—$102,000,112); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 12/21/15, collateralized by $369,665,157 various asset-backed convertible bonds, 0.497% to 6.883% due 04/20/19 to 02/15/51; (value—$107,000,000); proceeds: $100,113,750[4]	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/21/15, collateralized by $1,091,755,753 various asset-backed convertible bonds, 0.367% to 6.471% due 09/20/19 to 05/25/55; (value—$331,700,000); proceeds: $310,430,986[4,5]	310,000,000	310,000,000
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $400,000 Federal National Mortgage Association obligation, 2.110% due 11/07/22; (value—$400,028); proceeds: $392,000	392,000	392,000
Total repurchase agreements (cost—$1,757,392,000)		1,757,392,000
Total investments (cost—$15,961,094,800 which approximates cost for federal income tax purposes)—100.93%		15,961,094,800
Liabilities in excess of other assets—(0.93)%		(147,373,207)
Net assets—100.00%		$15,813,721,593

39

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$545,658,241	$—	$545,658,241
Time deposits	—	2,338,500,000	—	2,338,500,000
Certificates of deposit	—	3,344,134,102	—	3,344,134,102
Commercial paper	—	7,300,410,457	—	7,300,410,457
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	540,000,000	—	540,000,000
Repurchase agreements	—	1,757,392,000	—	1,757,392,000
Total	$—	$15,961,094,800	$—	$15,961,094,800

At October 31, 2015, there were no transfers between Level 1 and Level 2.

40

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	41.4%
France	19.4
Sweden	10.6
Canada	7.3
Australia	5.3
Norway	3.1
Japan	3.1
Germany	3.0
Singapore	2.5
Switzerland	1.9
Netherlands	0.8
Luxembourg	0.6
United Kingdom	0.5
Belgium	0.5
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.16% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2015.

[5]	Illiquid investment as of October 31, 2015.

41

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government obligations—25.80%
US Treasury Bills[1]
0.221%, due 02/04/16	$108,000,000	$107,937,300
0.260%, due 03/10/16	250,000,000	249,765,278
US Treasury Notes
0.073%, due 11/02/15[2]	500,000,000	499,952,910
0.139%, due 11/03/15[2]	253,000,000	252,780,156
0.250%, due 04/15/16	300,000,000	299,883,906
0.375%, due 02/15/16	125,000,000	125,059,721
0.375%, due 03/15/16	215,000,000	215,094,730
0.375%, due 04/30/16	150,000,000	150,134,464
0.500%, due 06/30/16	100,000,000	100,082,017
0.500%, due 07/31/16	200,000,000	200,323,599
0.625%, due 07/15/16	325,000,000	325,711,957
0.625%, due 08/15/16	250,000,000	250,509,740
1.000%, due 08/31/16	200,000,000	201,099,856
1.750%, due 05/31/16	130,000,000	131,120,875
2.125%, due 02/29/16	165,000,000	166,014,339
Total US government obligations (cost—$3,275,470,848)		3,275,470,848
Repurchase agreements—75.84%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $79,400 US Treasury Bond, 8.500% due 02/15/20, $218,664,200 US Treasury Inflation Index Notes, 0.125% to 0.375% due 04/15/18 to 07/15/23, $18,724,400 US Treasury Note, 2.500% due 06/30/17, $11,900 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/42 and $2,821,353 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 11/15/43; (value—$244,800,000); proceeds: $240,001,400	240,000,000	240,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $92,660,900 US Treasury Bond, 3.625% due 08/15/43 and $6,726,680,300 US Treasury Notes, 1.500% to 3.625% due 06/30/18 to 11/15/23; (value—$7,030,029,329); proceeds: $7,030,029,292	7,030,000,000	7,030,000,000

42

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/14/15 with Goldman Sachs & Co., 0.070% due 11/13/15, collateralized by $309,987,500 US Treasury Inflation Index Bond, 1.750% due 01/15/28 and $877,750,700 US Treasury Inflation Index Notes, 0.125% to 2.375% due 01/15/17 to 07/15/25; (value—$1,326,000,019); proceeds: $1,300,075,833[3]	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/03/15, collateralized by $189,017,300 US Treasury Note, 3.125% due 05/15/19 (value—$204,000,003); proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/04/15, collateralized by $303,956,800 US Treasury Bill, zero coupon due 11/27/15 and $152,121,600 US Treasury Notes, 1.625% to 2.000% due 06/30/19 to 05/31/21; (value—$459,000,003); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $162,762,600 US Treasury Note, 1.375% due 04/30/20; (value—$163,200,047); proceeds: $160,000,933	160,000,000	160,000,000
Repurchase agreement dated 10/29/15 with Toronto-Dominion Bank, 0.070% due 11/05/15, collateralized by $545,800 US Treasury Bill, zero coupon due 03/31/16, $619,200 US Treasury Bonds, 3.125% to 3.375% due 02/15/43 to 05/15/44, $57,507,200 US Treasury Inflation Index Note, 2.000% due 01/15/16 and $180,585,900 US Treasury Notes, 0.625% to 2.250% due 08/31/16 to 12/31/21; (value—$255,000,048); proceeds: $250,003,403	250,000,000	250,000,000

43

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $175,000 US Treasury Bond, 8.000% due 11/15/21; (value—$244,063); proceeds: $238,000	$238,000	$238,000
Total repurchase agreements (cost—$9,630,238,000)		9,630,238,000
Total investments (cost—$12,905,708,848 which approximates cost for federal income tax purposes)—101.64%		12,905,708,848
Liabilities in excess of other assets—(1.64)%		(208,750,572)
Net assets—100.00%		$12,696,958,276

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,275,470,848	$—	$3,275,470,848
Repurchase agreements	—	9,630,238,000	—	9,630,238,000
Total	$—	$12,905,708,848	$—	$12,905,708,848

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronyms

STRIP	Separate Trading of Registered Interest and Principal of Securities

44

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—79.58%
Alabama—0.58%
University of Alabama Revenue (University Hospital), Series B, 0.010% VRD	$4,875,000	$4,875,000
Series C, 0.010% VRD	3,500,000	3,500,000
		8,375,000
Alaska—0.66%
Alaska International Airports Revenue Refunding (System), Series A, 0.010%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.010%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.010%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.72%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.040%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.18%
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2, 0.010%, VRD	4,500,000	4,500,000
California State Kindergarten, Series A2, 0.010%, VRD	12,300,000	12,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.010%, VRD	17,900,000	17,900,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.010%, VRD	1,665,000	1,665,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Sacramento Municipal Utility District (Subordinate Lien), Series L, 0.020%, due 12/04/15	$10,000,000	$10,000,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.010%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.010% VRD	14,700,000	14,700,000
Series B, 0.010% VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.010%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.010% VRD	4,850,000	4,850,000
Series C, 0.010% VRD	870,000	870,000
		103,680,000
Colorado—2.47%
Denver City & County Certificates of Participation Refunding, Series A1, 0.010% VRD	19,065,000	19,065,000
Series A2, 0.010% VRD	15,150,000	15,150,000
Series A3, 0.010% VRD	1,425,000	1,425,000
		35,640,000
District of Columbia—1.74%
District of Columbia Revenue (German Marshall Fund of the United States), 0.010%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.010% VRD	3,900,000	3,900,000

46

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), (concluded) Subseries B-2, 0.010% VRD	$8,500,000	$8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.010%, VRD	8,710,000	8,710,000
		25,110,000
Florida—0.57%
Gainesville Utilities System Revenue, Series A, 0.010%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.020%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—1.88%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.010% VRD	10,250,000	10,250,000
Series B-2, 0.010% VRD	16,850,000	16,850,000
		27,100,000
Illinois—10.62%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.070%, VRD	5,000,000	5,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.020%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.010%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.010%, VRD	8,100,000	8,100,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.010%, VRD	$2,767,000	$2,767,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.020%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.010%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.010%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.020%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.010%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.010%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.010% VRD	5,000,000	5,000,000
Series A-2D, 0.010% VRD	11,300,000	11,300,000
Illinois State, Series B-5, 0.020% VRD	27,700,000	27,700,000
Series B-6, 0.010% VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.010%, VRD	3,850,000	3,850,000
		153,350,000
Indiana—2.76%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.010%, VRD	11,000,000	11,000,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.010%, VRD	$8,300,000	$8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.010%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.010%, VRD	2,600,000	2,600,000
		39,925,000
Kansas—0.80%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.020%, VRD	11,500,000	11,500,000
Kentucky—0.35%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.020%, VRD	5,050,000	5,050,000
Louisiana—1.02%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.010% VRD	7,500,000	7,500,000
Series B, 0.010% VRD	700,000	700,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.010%, VRD	6,500,000	6,500,000
		14,700,000
Maryland—1.48%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.010%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.010% VRD	1,800,000	1,800,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes, (concluded) Series B-2, 0.020% VRD	$11,000,000	$11,000,000
Series B-3, 0.020% VRD	8,000,000	8,000,000
		21,350,000
Massachusetts—2.15%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.010%, VRD	3,880,000	3,880,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.010%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.010%, VRD	24,500,000	24,500,000
		31,070,000
Michigan—0.93%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.010%, VRD	3,780,000	3,780,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.010%, VRD	9,695,000	9,695,000
		13,475,000
Minnesota—2.44%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.020%, VRD	7,140,000	7,140,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.010%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.010%, VRD	15,000,000	15,000,000
		35,290,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.70%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.010%, VRD	$300,000	$300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.010% VRD	4,000,000	4,000,000
Series I, 0.010% VRD	1,000,000	1,000,000
Series K, 0.010% VRD	3,000,000	3,000,000
Series L, 0.010% VRD	1,800,000	1,800,000
		10,100,000
Missouri—2.54%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.010%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.010%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.010% VRD 0.010% VRD	10,900,000 11,500,000	10,900,000 11,500,000
Series C, 0.010% VRD 0.010% VRD	4,200,000 2,300,000	4,200,000 2,300,000
Series D, 0.010% VRD	1,000,000	1,000,000
		36,710,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.010%, VRD	$8,555,000	$8,555,000
New Hampshire—1.63%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.010% VRD	4,635,000	4,635,000
Series B, 0.010% VRD	18,850,000	18,850,000
		23,485,000
New York—11.89%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.010%, VRD	19,925,000	19,925,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.010%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.010%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.010%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.010%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.010% VRD	8,300,000	8,300,000
Series BB-2, 0.010% VRD	4,040,000	4,040,000
Series BB-5, 0.010% VRD	3,200,000	3,200,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.010% VRD	$2,200,000	$2,200,000
Series CC-1, 0.010% VRD	9,700,000	9,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.010%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.010%, VRD	19,265,000	19,265,000
New York City, Subseries D-4, 0.010%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.010%, VRD	3,165,000	3,165,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.010%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.010%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.010%, VRD	5,100,000	5,100,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.010%, VRD	3,870,000	3,870,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.010%, VRD	13,100,000	13,100,000
		171,805,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—3.06%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.010% VRD	$2,200,000	$2,200,000
Series H, 0.010% VRD	24,075,000	24,075,000
Guilford County, Series B, 0.030%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.020%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.010%, VRD	4,410,000	4,410,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.020%, VRD	9,730,000	9,730,000
		44,210,000
Ohio—4.94%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.010%, VRD	25,240,000	25,240,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.020%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.010%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.010%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series A, 0.010% VRD	800,000	800,000
Series B, 0.010% VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.020%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.010%, VRD	1,000,000	1,000,000
		71,330,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—0.53%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.010%, VRD	$7,700,000	$7,700,000
Pennsylvania—2.16%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.010%, VRD	2,770,000	2,770,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.010%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.010%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.010%, VRD	3,315,000	3,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.020%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.020%, VRD	5,245,000	5,245,000
		31,195,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.010%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.010%, VRD	300,000	300,000
		3,080,000
Tennessee—0.30%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.020%, VRD	4,300,000	4,300,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—6.01%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.010%, VRD[1,2]	$7,750,000	$7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.010% VRD	24,100,000	24,100,000
Subseries C-2, 0.010% VRD	10,100,000	10,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.010% VRD	18,820,000	18,820,000
Series A-2, 0.010% VRD	9,355,000	9,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.010%, VRD	4,710,000	4,710,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.010%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.020%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.010%, VRD	2,590,000	2,590,000
		86,855,000
Utah—0.44%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.010%, VRD	6,305,000	6,305,000
Virginia—1.89%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.010%, VRD	10,700,000	10,700,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.010%, VRD	$3,455,000	$3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.010% VRD	10,210,000	10,210,000
Series F, 0.010% VRD	3,000,000	3,000,000
		27,365,000
Washington—0.88%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.020%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.020%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.020%, VRD	3,750,000	3,750,000
		12,645,000
Wisconsin—3.46%
City of Milwaukee Wisconsin Revenue Anticipation Notes, Series M-7, 0.400%, due 12/30/15	50,000,000	50,028,645
Total municipal bonds and notes (cost—$1,149,573,645)		1,149,573,645
Tax-exempt commercial paper—16.81%
California—0.41%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.110%, due 11/04/15	6,000,000	6,000,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—1.98%
Illinois Educational Facilities Authority Revenue,
0.040%, due 11/05/15	$10,615,000	$10,615,000
0.040%, due 01/04/16	18,000,000	18,000,000
		28,615,000
Maryland—2.42%
Johns Hopkins University, 0.060%, due 11/04/15	6,900,000	6,900,000
Montgomery County,
0.020%, due 11/04/15	10,000,000	10,000,000
0.030%, due 11/05/15	10,000,000	10,000,000
0.030%, due 11/09/15	8,000,000	8,000,000
		34,900,000
Minnesota—2.08%
Mayo Clinic,
0.070%, due 11/04/15	20,000,000	20,000,000
0.070%, due 11/10/15	10,000,000	10,000,000
		30,000,000
Missouri—0.80%
Curators University, 0.020%, due 11/04/15	11,583,000	11,583,000
Ohio—0.52%
Cleveland Clinic, 0.090%, due 03/08/16	7,500,000	7,500,000
Tennessee—1.11%
Vanderbilt University,
0.190%, due 01/12/16	8,000,000	8,000,000
0.150%, due 02/22/16	8,000,000	8,000,000
		16,000,000
Texas—5.19%
Dallas Area Rapid Transit,
0.050%, due 11/05/15	4,000,000	4,000,000
0.050%, due 11/13/15	6,000,000	6,000,000
0.080%, due 12/03/15	8,000,000	8,000,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
0.070%, due 01/07/16	$5,000,000	$5,000,000
0.060%, due 02/18/16	10,000,000	10,000,000
University of Texas,
0.020%, due 11/06/15	12,000,000	12,000,000
0.020%, due 11/17/15	10,000,000	10,000,000
0.050%, due 12/08/15	10,000,000	10,000,000
0.040%, due 01/08/16	10,000,000	10,000,000
		75,000,000
Virginia—0.95%
University of Virginia,
0.030%, due 12/03/15	5,900,000	5,900,000
0.030%, due 12/16/15	7,900,000	7,900,000
		13,800,000
Washington—1.35%
University of Washington,
0.120%, due 11/04/15	4,500,000	4,500,000
0.100%, due 11/09/15	5,000,000	5,000,000
0.060%, due 01/19/16	10,000,000	10,000,000
		19,500,000
Total tax-exempt commercial paper (cost—$242,898,000)		242,898,000
Short-term US government obligation[3]—1.66%
US Treasury Bill 0.010%, due 01/28/16 (cost—$24,000,587)	24,000,000	24,000,587
Total investments (cost—$1,416,472,232 which approximates cost for federal income tax purposes)—98.05%		1,416,472,232
Other assets in excess of liabilities—1.95%		28,117,304
Net assets—100.00%		$1,444,589,536

59

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,149,573,645	$—	$1,149,573,645
Tax-exempt commercial paper	—	242,898,000	—	242,898,000
Short-term US government obligation	—	24,000,587	—	24,000,587
Total	$—	$1,416,472,232	$—	$1,416,472,232

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.76% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase.

60

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2015 and reset periodically.

61

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

62

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

63

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

Tax-Free Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.94	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

64

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	33 days	44 days	43 days
Net assets (bln)	$15.8	$14.1	$14.2
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Commercial paper	46.2%	38.1%	37.0%
Certificates of deposit	21.1	28.5	27.6
Time deposits	14.8	11.3	13.6
Repurchase agreements	11.1	7.8	7.7
Short-term corporate obligations	3.4	7.7	7.8
US government and agency obligations	3.4	5.6	4.6
Non-US government agency	0.9	1.0	0.8
Other assets less liabilities	(0.9)	0.0 [3]	0.9
Total	100.00%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

65

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	43 days	36 days	28 days
Net assets (bln)	$12.7	$12.6	$12.1
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Repurchase agreements	75.8%	76.5%	76.5%
US government obligations	25.8	21.8	18.8
Other assets less liabilities	(1.6)	1.7	4.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

66

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	14 days	19 days	33 days
Net assets (bln)	$1.4	$1.4	$1.6
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Municipal bonds and notes	79.6%	84.3%	87.8%
Tax-exempt commercial paper	16.8	15.6	12.1
Short-term US government obligation	1.7	—	—
Other assets less liabilities	1.9	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

67

Master Trust

Statement of operations

For the six months ended October 31, 2015 (unaudited)

Prime Master Fund
Investment income:
Interest	$18,866,277

Expenses:
Investment advisory and administration fees	7,359,852
Trustees’ fee	68,409
Total expenses	7,428,261
Fee waivers by investment advisor	—
Net expenses	7,428,261
Net investment income	11,438,016
Net realized gain	138,137
Net increase in net assets resulting from operations	$11,576,153

68

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$5,593,654	$331,701

6,375,867	710,022
61,129	17,048
6,436,996	727,070
(1,488,965)	(468,756)
4,948,031	258,314
645,623	73,387
790,043	60,574
$1,435,666	$133,961

69

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
Prime Master Fund
From operations:
Net investment income	$11,438,016	$17,070,374
Net realized gain	138,137	134,885
Net increase in net assets resulting from operations	11,576,153	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	1,682,014,862	(1,660,811,709)
Net increase (decrease) in net assets	1,693,591,015	(1,643,606,450)
Net assets:
Beginning of period	14,120,130,578	15,763,737,028
End of period	$15,813,721,593	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$645,623	$1,236,679
Net realized gain	790,043	362,897
Net increase in net assets resulting from operations	1,435,666	1,599,576
Net increase in net assets from beneficial interest transactions	59,238,619	123,527,693
Net increase in net assets	60,674,285	125,127,269
Net assets:
Beginning of period	12,636,283,991	12,511,156,722
End of period	$12,696,958,276	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$73,387	$154,098
Net realized gain	60,574	26,605
Net increase in net assets resulting from operations	133,961	180,703
Net increase (decrease) in net assets from beneficial interest transactions	89,436,807	(36,199,458)
Net increase (decrease) in net assets	89,570,768	(36,018,755)
Net assets:
Beginning of period	1,355,018,768	1,391,037,523
End of period	$1,444,589,536	$1,355,018,768

70

See accompanying notes to financial statements

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71

Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.15%[1]
Supplemental data:
Total investment return[2]	0.08%
Net assets, end of period (000’s)	$15,813,722

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$12,696,958

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.04%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$1,444,590

[1]	Annualized.

[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[3]	Waiver by advisor represents less than 0.005%.

72

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%	0.21%

0.11%	0.11%	0.19%	0.20%	0.21%
$14,120,131	$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[3]	0.06%	0.10%[3]
0.01%	0.01%	0.05%	0.01%	0.09%

0.01%	0.01%	0.05%	0.01%	0.09%
$12,636,284	$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[3]	0.10%[3]	0.10%
0.01%	0.01%	0.06%	0.06%	0.18%

0.01%	0.02%	0.07%	0.06%	0.18%
$1,355,019	$1,391,038	$1,556,326	$1,160,792	$1,485,784

73

See accompanying notes to financial statements

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

74

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

75

Master Trust

Notes to financial statements (unaudited)

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

76

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900
At October 31, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,222,257, $946,286 and $2,526, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2015, UBS AM owed $38,162, $35,125 and $9,798 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS AM has undertaken to waive fees in the event that the

77

Master Trust

Notes to financial statements (unaudited)

current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2015, UBS AM voluntarily waived $1,488,965 and $468,756 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley

78

Master Trust

Notes to financial statements (unaudited)

based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	27,467,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2015, the Master Funds did not have any securities on loan.

79

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Prime Master Fund
Contributions	$22,751,996,091	$46,715,500,630
Withdrawals	(21,069,981,229)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$1,682,014,862	$(1,660,811,709)

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Treasury Master Fund
Contributions	$15,535,758,670	$25,098,121,478
Withdrawals	(15,476,520,050)	(24,974,593,785)
Net increase in beneficial interest	$59,238,619	$123,527,693

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Tax-Free Master Fund
Contributions	$812,973,436	$1,679,665,637
Withdrawals	(723,536,628)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$89,436,807	$(36,199,458)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

80

Master Trust

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

81

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

82

Master Trust

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 14-15, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received

83

Master Trust

Board approval of management contract (unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $154 billion in assets under management as of March 31, 2015 and was part of the UBS Asset Management Division, which had approximately $680 billion in assets under management worldwide as of March 31, 2015. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

84

Master Trust

Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2016. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

85

Master Trust

Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

86

Master Trust

Board approval of management contract (unaudited)

Management noted that the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3.5 basis points (0.035%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund’s Actual Management Fee was above its Expense Group median by 3.9 basis points (0.039%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund’s total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee and overall expenses were below the respective medians, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that, for each of the Treasury Institutional Feeder Fund and Treasury Preferred Feeder Fund,

87

Master Trust

Board approval of management contract (unaudited)

the Feeder Fund’s Actual Management Fee was one basis point (0.01%) above its Expense Group median; the Actual Management Fee differentials with respect to the Treasury Investor Feeder Fund and Treasury Capital Feeder Fund were larger, but total expenses for each Feeder Fund were below its Expense Group median. Management stated that, as noted above, the approach Lipper utilizes to reflect waivers for peers differs from that applied to certain Feeder Funds. The Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, except for the Tax-Free Investor Feeder Fund’s and the Tax-Free Capital Feeder Fund’s Actual Management Fees, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2015 and (b) annualized performance information for each year in the ten-year (or shorter)

88

Master Trust

Board approval of management contract (unaudited)

period ended April 30, 2015. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the three-year period. The Treasury Capital Feeder Fund ranked first in its Performance Universe since inception.

89

Master Trust

Board approval of management contract (unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (0.01%) for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund’s improved performance over more recent periods.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels,

90

Master Trust

Board approval of management contract (unaudited)

economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract with respect to each Master Fund. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

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96

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa M. DiPaolo Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1137

Money Market Funds

UBS Select Investor Funds

Semiannual Report

October 31, 2015

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

UBS Select Tax-Free Investor Fund

UBS Select Investor Funds

December 18, 2015

Dear Shareholder,

We present you with the semiannual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”), for the six months ended October 31, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) maintained the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.01% as of October 31, 2015, unchanged from April 30, 2015.
•	UBS Select Treasury Investor Fund: 0.01% as of October 31, 2015, unchanged from April 30, 2015.

•	UBS Select Tax-Free Investor Fund: 0.01% as of October 31, 2015, unchanged from April 30, 2015.

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Treasury Investor Fund—September 18, 2008

Dividend payments:

Monthly

(continued on next page)

1

UBS Select Investor Funds

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

Growth in the US fluctuated during the first three quarters of 2015. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a moderate 0.6% seasonally adjusted annualized rate during the first quarter of 2015, prior to the beginning of the reporting period. The US economy then improved in the second quarter, with GDP growth coming in at a 3.9% rate. Third quarter 2015 GDP grew at a 2.1% rate based on the Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	The US Federal Reserve Board maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. At its March 2015 meeting, the Fed said that it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.”

[1]	Based on the Commerce Department’s second estimate announced on November 24, 2015, after the reporting period had ended.

UBS Select Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

2

UBS Select Investor Funds

At the central bank’s October 2015 meeting, the Fed said, “in determining whether it will be appropriate to raise the target range at its next meeting, the Committee will assess progress—both realized and expected—toward its objectives of maximum employment and 2% inflation.” Finally, at its meeting that ended on December 16, 2015, after the close of the reporting period, the Fed raised rates for the first time in almost 10 years, moving its target for the fed funds rate to a range between 0.25% and 0.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 44 days. By the end of the period, the Master Fund’s WAM was 33 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper, repurchase agreements and, to a lesser extent, time deposits. Conversely, we decreased its exposures to certificates of deposit, short-term corporate obligations, US government and agency obligations, and non-US government obligations. (Repurchase agreements are transactions that require

3

UBS Select Investor Funds

the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Investor Fund invests was 36 days when the reporting period began. Over the review period, the WAM was increased, and at the end of the period on October 31, 2015, it was 43 days. At the security level, we increased the Master Fund’s exposure to direct Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries.

•

The WAM for the Master Fund in which UBS Select Tax-Free Investor Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 14 days. Over the review period, we modestly increased the Master Fund’s allocations to short-term US government obligations and tax-exempt commercial paper, while reducing its exposure to municipal bonds and notes given reduced availability of suitable municipal bond investments.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We maintain our view that the US economy will continue to expand, albeit at a fairly modest pace. We also expect inflation to remain relatively muted. In terms of Fed monetary policy, we believe the central bank will be true to its word and take a balanced approach in terms of future rate hikes. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in prior reports to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds. There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders regarding transitioning into compliance with the new laws.

4

UBS Select Investor Funds

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Investor Fund UBS Select Treasury Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Ryan Nugent Portfolio Manager— UBS Select Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

5

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

UBS Select Investor Funds

Lisa M. DiPaolo Portfolio Manager— UBS Select Tax-Free Investor Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2015. The views and opinions in the letter were current as of December 18, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Investor Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Investor Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Investor Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.21	0.24%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.93	1.22	0.24

UBS Select Treasury Investor Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

UBS Select Tax-Free Investor Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.94	0.20	0.04

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

9

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.34)	(0.32)	(0.41)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.34)	(0.32)	(0.41)
Weighted average maturity[2]	33 days	44 days	43 days
Net assets (mm)	$347.5	$340.9	$356.0

UBS Select Treasury Investor Fund
Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.51)	(0.54)	(0.55)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.51)	(0.54)	(0.55)
Weighted average maturity[2]	43 days	36 days	28 days
Net assets (mm)	$308.0	$310.1	$281.3

10

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(1.05)	(0.73)	(0.95)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(1.05)	(0.73)	(0.95)
Weighted average maturity[2]	14 days	19 days	33 days
Net assets (mm)	$24.8	$22.5	$24.7

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Investor Funds

Statement of assets and liabilities

October 31, 2015 (unaudited)

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$347,588,788; $307,972,983 and $24,836,598, respectively, which approximates cost for federal income tax purposes)	$347,588,788
Receivable from affiliate	—
Other assets	19,681
Total assets	347,608,469

Liabilities:
Dividends payable to shareholders	2,874
Payable to affiliate	23,964
Accrued expenses and other liabilities	38,453
Total liabilities	65,291

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 347,538,092; 307,947,061 and 24,842,855 outstanding, respectively	347,538,092
Accumulated net realized gain	5,086
Net assets	$347,543,178
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund

$307,972,983	$24,836,598
15,066	10,314
13,921	10,857
308,001,970	24,857,769

2,592	202
—	—
27,599	13,171
30,191	13,373

307,947,061	24,842,855
24,718	1,541
$307,971,779	$24,844,396
$1.00	$1.00

13

See accompanying notes to financial statements

UBS Select Investor Funds

Statement of operations

For the six months ended October 31, 2015 (unaudited)

UBS Select Prime Investor Fund

Investment income:
Interest income allocated from Master	$421,926
Expenses allocated from Master	(166,156)
Expense waiver allocated from Master	—
Net investment income allocated from Master	255,770

Expenses:
Service and distribution fees	581,449
Administration fees	166,130
Professional fees	25,689
Transfer agency fees	24,355
State registration fees	16,328
Trustees’ fees	11,356
Reports and notices to shareholders	11,183
Accounting fees	7,038
Insurance fees	3,178
Other expenses	8,868
855,574
Fee waivers and/or expense reimbursements by administrator and distributor	(616,462)
Net expenses	239,112
Net investment income	16,658
Net realized gain allocated from Master	2,937
Net increase in net assets resulting from operations	$19,595

14

See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund

$127,037	$5,124
(146,561)	(10,974)
34,223	6,958
14,699	1,108

512,959	38,411
146,562	10,974
25,674	25,637
15,359	2,002
10,105	8,360
11,142	9,980
7,797	1,966
7,038	7,038
2,874	182
8,300	3,723
747,810	108,273
(747,806)	(108,266)
4	7
14,695	1,101
17,186	944
$31,881	$2,045

15

See accompanying notes to financial statements

UBS Select Prime Investor Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$16,658	$35,287
Net realized gain	2,937	3,268
Net increase in net assets resulting from operations	19,595	38,555
Dividends and distributions to shareholders from:
Net investment income	(16,658)	(35,287)
Net realized gains	—	(1,134)
Total dividends and distributions to shareholders	(16,658)	(36,421)
Net increase in net assets from beneficial interest transactions	6,595,498	13,462,549
Net increase in net assets	6,598,435	13,464,683
Net assets:
Beginning of period	340,944,743	327,480,060
End of period	$347,543,178	$340,944,743
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Select Treasury Investor Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$14,695	$29,673
Net realized gain	17,186	9,087
Net increase in net assets resulting from operations	31,881	38,760
Dividends and distributions to shareholders from:
Net investment income	(14,695)	(29,673)
Net realized gains	—	(2,939)
Total dividends and distributions to shareholders	(14,695)	(32,612)
Net increase (decrease) in net assets from beneficial interest transactions	(2,099,000)	43,599,589
Net increase (decrease) in net assets	(2,081,814)	43,605,737
Net assets:
Beginning of period	310,053,593	266,447,856
End of period	$307,971,779	$310,053,593
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
From operations:
Net investment income	$1,101	$2,680
Net realized gain	944	598
Net increase in net assets resulting from operations	2,045	3,278
Dividends and distributions to shareholders from:
Net investment income	(1,101)	(2,680)
Net realized gains	—	(1,569)
Total dividends and distributions to shareholders	(1,101)	(4,249)
Net increase (decrease) in net assets from beneficial interest transactions	2,361,755	(4,163,641)
Net increase (decrease) in net assets	2,362,699	(4,164,612)
Net assets:
Beginning of period	22,481,697	26,646,309
End of period	$24,844,396	$22,481,697
Accumulated undistributed net investment income	$—	$—

18

See accompanying notes to financial statements

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19

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	0.000 [1]
Net increase from operations	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.62%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.24%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$347,543

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

20

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.01%	0.01%

0.61%	0.60%	0.60%	0.60%	0.59%
0.20%	0.20%	0.28%	0.29%	0.30%
0.01%	0.01%	0.01%	0.01%	0.01%

$340,945	$327,480	$324,525	$357,966	$474,989

21

See accompanying notes to financial statements

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	0.000 [1]
Net increase from operations	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.61%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.08%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$307,972

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

22

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.01%	0.01%

0.61%	0.60%	0.60%	0.60%	0.64%
0.06%	0.06%	0.14%	0.07%	0.18%
0.01%	0.01%	0.01%	0.01%	0.01%

$310,054	$266,448	$323,605	$340,622	$123,925

23

See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	0.000 [1]
Net increase from operations	0.000 [1]
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	1.09%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.04%[4]
Net investment income[3]	0.01%[4]
Supplemental data:
Net assets, end of period (000’s)	$24,844

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[4]	Annualized.

24

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.02%	0.02%	0.01%	0.01%	0.02%

0.97%	0.92%	0.88%	0.88%	0.74%
0.04%	0.08%	0.15%	0.15%	0.27%
0.01%	0.01%	0.01%	0.01%	0.01%

$22,482	$26,646	$26,980	$26,453	$41,865

25

See accompanying notes to financial statements

UBS Select Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (2.20% for Prime Investor Fund, 2.43% for Treasury Investor Fund and 1.72% for Tax-Free Investor Fund at October 31, 2015). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

26

UBS Select Investor Funds

Notes to financial statements (unaudited)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in

27

UBS Select Investor Funds

Notes to financial statements (unaudited)

nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2015, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts due to UBS AM
Prime Investor Fund	$29,149
Treasury Investor Fund	26,052
Tax-Free Investor Fund	2,038

UBS AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2016 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At October 31, 2015, UBS AM owed each Fund for fee waivers and/or expense reimbursements as follows:

Fund	Amounts owed by UBS AM
Prime Investor Fund	$32,975
Treasury Investor Fund	24,764
Tax-Free Investor Fund	9,498

28

UBS Select Investor Funds

Notes to financial statements (unaudited)

For the six months ended October 31, 2015, UBS AM was contractually obligated to waive administration fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts waived and/or reimbursed
Prime Investor Fund	$191,087
Treasury Investor Fund	127,348
Tax-Free Investor Fund	57,417

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap.

At October 31, 2015, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2016	Expires April 30, 2017	Expires April 30, 2018	Expires April 30, 2019
Prime Investor Fund	$1,291,840	$366,286	$352,232	$382,235	$191,087
Treasury Investor Fund	836,824	339,455	181,047	188,974	127,348
Tax-Free Investor Fund	399,416	120,703	110,528	110,768	57,417

Shareholder servicing and distribution plans

UBS Asset Management (US) Inc. (“UBS AM—US”) is the principal underwriter and distributor of the Funds’ shares. During the six months ended October 31, 2015, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net assets.

29

UBS Select Investor Funds

Notes to financial statements (unaudited)

At October 31, 2015, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts due to UBS AM—US
Prime Investor Fund	$97,468
Treasury Investor Fund	91,183
Tax-Free Investor Fund	7,134

In addition to UBS AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees and/or reimburse Fund expenses so that total ordinary annual operating expenses for each Fund do not exceed 0.45%. UBS AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time.

At October 31, 2015, UBS AM—US owed each Fund for voluntary fee waivers and/or expense reimbursements as follows:

Fund	Amounts owed by UBS AM—US
Prime Investor Fund	$69,678
Treasury Investor Fund	107,537
Tax-Free Investor Fund	9,988

For the six months ended October 31, 2015, UBS AM—US voluntarily waived shareholder servicing and distribution fees and/or reimbursed expenses as follows:

Fund	Amounts waived and/or reimbursed
Prime Investor Fund	$425,375
Treasury Investor Fund	620,458
Tax-Free Investor Fund	50,849

30

UBS Select Investor Funds

Notes to financial statements (unaudited)

Such additional amounts are not subject to future recoupment. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Prime Investor Fund	For the six months ended October 31, 2015	For the year ended April 30, 2015
Shares sold	231,726,706	487,189,907
Shares repurchased	(225,147,034)	(473,761,758)
Dividends reinvested	15,826	34,400
Net increase in shares outstanding	6,595,498	13,462,549

Treasury Investor Fund	For the six months ended October 31, 2015	For the year ended April 30, 2015
Shares sold	140,533,722	371,582,529
Shares repurchased	(142,646,333)	(328,012,711)
Dividends reinvested	13,611	29,771
Net increase (decrease) in shares outstanding	(2,099,000)	43,599,589

Tax-Free Investor Fund	For the six months ended October 31, 2015	For the year ended April 30, 2015
Shares sold	14,873,043	38,329,211
Shares repurchased	(12,512,325)	(42,496,882)
Dividends reinvested	1,037	4,030
Net increase (decrease) in shares outstanding	2,361,755	(4,163,641)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during

31

UBS Select Investor Funds

Notes to financial statements (unaudited)

each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor and Treasury Investor Fund during the six months ended October 31, 2015 and fiscal year ended April 30, 2015, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund will be determined at the end of the Fund’s fiscal year end April 30, 2016. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2015 was 63.08% tax-exempt income, 0.02% ordinary income and 36.90% long-term capital gain.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Fund’s fiscal year ending April 30, 2016.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a

32

UBS Select Investor Funds

Notes to financial statements (unaudited)

requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

33

UBS Select Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government and agency obligations—3.45%
Federal Farm Credit Bank 0.330%, due 06/27/16[1]	$100,000,000	$99,780,917
Federal Home Loan Bank 0.300%, due 05/25/16[1]	150,000,000	149,742,500
US Treasury Note
0.139%, due 10/31/17[2]	150,000,000	149,869,657
2.000%, due 04/30/16	145,000,000	146,265,167
Total US government and agency obligations (cost—$545,658,241)		545,658,241
Time deposits—14.79%
Banking-non-US—14.79%
Credit Agricole Corporate & Investment Bank 0.070%, due 11/02/15	488,500,000	488,500,000
Credit Industriel et Commercial 0.060%, due 11/02/15	300,000,000	300,000,000
DnB NOR Bank ASA 0.050%, due 11/02/15	300,000,000	300,000,000
Natixis 0.060%, due 11/02/15	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 11/02/15	400,000,000	400,000,000
Societe Generale 0.050%, due 11/02/15	150,000,000	150,000,000
Svenska Handelsbanken 0.050%, due 11/02/15	400,000,000	400,000,000
Total time deposits (cost—$2,338,500,000)		2,338,500,000
Certificates of deposit—21.15%
Banking-non-US—17.87%
Bank of Montreal
0.327%, due 11/27/15[2]	150,000,000	150,000,000
0.397%, due 11/18/15[2]	137,000,000	137,000,000
Bank of Nova Scotia 0.452%, due 01/29/16[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.406%, due 11/16/15[2]	100,000,000	100,026,456
0.407%, due 11/12/15[2]	30,000,000	30,007,646

35

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.120%, due 11/05/15	$247,000,000	$247,000,000
0.120%, due 11/06/15	200,000,000	200,000,000
Credit Suisse 0.234%, due 11/04/15[2]	300,000,000	300,000,000
DZ Bank AG 0.480%, due 04/11/16	117,000,000	117,000,000
KBC Bank NV 0.110%, due 11/05/15	84,100,000	84,100,000
Mizuho Bank Ltd. 0.290%, due 01/20/16	210,000,000	210,000,000
Natixis 0.264%, due 11/04/15[2]	170,000,000	170,000,000
Oversea-Chinese Banking Corp. Ltd. 0.300%, due 11/09/15	48,000,000	48,000,000
Rabobank Nederland NV 0.430%, due 04/13/16	126,000,000	126,000,000
Societe Generale 0.267%, due 11/23/15[2]	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp. 0.410%, due 01/07/16	187,000,000	187,000,000
Swedbank AB 0.090%, due 11/05/15	172,000,000	172,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	115,000,000	115,000,000
0.549%, due 11/16/15[2]	96,000,000	96,000,000
		2,826,134,102
Banking-US—3.28%
Citibank N.A.
0.290%, due 11/12/15	103,000,000	103,000,000
0.290%, due 01/05/16	117,000,000	117,000,000
HSBC Bank USA N.A. 0.400%, due 12/07/15	150,000,000	150,000,000
State Street Bank & Trust Co. 0.220%, due 11/09/15	148,000,000	148,000,000
		518,000,000
Total certificates of deposit (cost—$3,344,134,102)		3,344,134,102

36

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—46.17%
Asset backed-miscellaneous—22.82%
Antalis US Funding Corp.
0.140%, due 11/03/15	$83,870,000	$83,869,348
0.230%, due 11/13/15	49,400,000	49,396,213
Atlantic Asset Securitization LLC
0.286%, due 11/20/15[2]	150,000,000	150,000,000
0.287%, due 11/24/15[2]	250,000,000	250,000,000
Barton Capital LLC
0.287%, due 11/23/15[2]	250,000,000	250,000,000
0.295%, due 11/18/15[2]	145,000,000	145,000,000
Chariot Funding LLC
0.300%, due 11/09/15	117,000,000	116,992,200
0.340%, due 12/02/15	50,000,000	49,985,361
0.340%, due 12/03/15	50,000,000	49,984,889
0.426%, due 11/12/15[2]	90,000,000	90,000,000
Fairway Finance Co. LLC 0.300%, due 11/17/15	98,000,000	97,986,933
Jupiter Securitization Co. LLC
0.330%, due 12/01/15	87,000,000	86,976,075
0.340%, due 12/02/15	100,000,000	99,970,722
0.500%, due 01/20/16	136,000,000	135,848,889
Liberty Street Funding LLC
0.340%, due 12/03/15	50,000,000	49,984,889
0.340%, due 02/19/16	72,000,000	71,925,200
0.350%, due 02/10/16	110,000,000	109,891,986
LMA Americas LLC
0.130%, due 11/05/15	50,000,000	49,999,278
0.170%, due 11/24/15	100,000,000	99,989,139
0.297%, due 11/10/15[2]	95,000,000	95,000,000
Manhattan Asset Funding Co. LLC
0.120%, due 11/04/15	51,000,000	50,999,490
0.180%, due 11/18/15	105,000,000	104,991,075
Old Line Funding LLC
0.397%, due 11/12/15[2]	50,000,000	50,000,000
0.400%, due 12/11/15	102,000,000	101,954,667

37

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Old Line Funding LLC (concluded)
0.400%, due 12/18/15	$100,000,000	$99,947,778
0.480%, due 04/05/16	52,000,000	51,891,840
0.480%, due 04/15/16	100,000,000	99,778,666
Regency Markets No. 1 LLC 0.180%, due 11/16/15	285,500,000	285,478,587
Starbird Funding Corp.
0.277%, due 11/13/15[2]	95,000,000	95,000,000
0.284%, due 11/05/15[2]	97,000,000	97,000,000
Thunder Bay Funding LLC 0.397%, due 11/10/15[2]	75,000,000	75,000,000
Versailles Commercial Paper LLC
0.244%, due 11/30/15[2]	100,000,000	100,000,000
0.276%, due 11/23/15[2]	70,000,000	70,000,000
0.276%, due 11/23/15[2]	100,000,000	100,000,000
Victory Receivables Corp.
0.300%, due 01/20/16	75,000,000	74,950,000
0.300%, due 01/21/16	19,000,000	18,987,175
		3,608,780,400
Banking-non-US—22.81%
Australia & New Zealand Banking Group Ltd.
0.287%, due 11/13/15[2]	174,000,000	174,000,000
0.403%, due 11/05/15[2]	124,000,000	124,000,000
Banque et Caisse d’Epargne de L’Etat 0.460%, due 05/02/16	95,000,000	94,777,858
BNP Paribas 0.050%, due 11/02/15	415,000,000	414,999,424
Caisse Centrale Desjardins 0.130%, due 11/12/15	95,000,000	94,996,226
Commonwealth Bank of Australia
0.314%, due 11/09/15[2]	99,000,000	99,000,000
0.406%, due 11/09/15[2]	95,000,000	95,000,000
DBS Bank Ltd. 0.290%, due 11/02/15	96,000,000	95,999,227

38

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
DnB NOR Bank ASA 0.080%, due 11/06/15	$200,000,000	$199,997,778
Erste Abwicklungsanstalt
0.290%, due 11/16/15	95,000,000	94,988,521
0.310%, due 01/05/16	80,000,000	79,955,222
0.320%, due 01/15/16	185,000,000	184,876,667
Groupe BPCE
0.090%, due 11/05/15	240,000,000	239,997,600
0.100%, due 11/03/15	140,000,000	139,999,222
Mizuho Bank Ltd. 0.305%, due 11/09/15	100,000,000	99,993,222
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,396,135
Natixis 0.287%, due 11/24/15[2]	240,000,000	240,000,000
Nordea Bank AB
0.315%, due 11/12/15	150,000,000	149,985,563
0.400%, due 01/13/16	73,000,000	72,940,789
0.445%, due 04/04/16	94,000,000	93,819,899
Skandinaviska Enskilda Banken AB
0.460%, due 04/07/16	89,500,000	89,319,309
0.470%, due 04/01/16	125,000,000	124,751,944
United Overseas Bank Ltd.
0.300%, due 01/12/16	100,000,000	99,940,000
0.320%, due 11/23/15	100,000,000	99,980,444
0.330%, due 02/03/16	50,000,000	49,956,917
Westpac Banking Corp. 0.314%, due 11/04/15[2]	79,000,000	79,000,000
Westpac Securities NZ Ltd.
0.277%, due 11/10/15[2]	75,000,000	75,000,000
0.358%, due 11/30/15[2]	67,000,000	67,000,000
		3,606,671,967
Insurance-life—0.54%
Prudential PLC 0.250%, due 01/11/16	85,000,000	84,958,090
Total commercial paper (cost—$7,300,410,457)		7,300,410,457

39

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Non-US government agency—0.85%
Export Development Canada
0.190%, due 11/02/15[2,3] (cost—$135,000,000)	$135,000,000	$135,000,000
Short-term corporate obligations—3.41%
Banking-non-US—2.31%
Royal Bank of Canada 0.443%, due 01/07/16[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.404%, due 11/27/15[2,3]	190,000,000	190,000,000
		365,000,000
Banking-US—1.10%
Wells Fargo Bank N.A.
0.457%, due 12/15/15[2]	50,000,000	50,000,000
0.499%, due 12/22/15[2]	125,000,000	125,000,000
		175,000,000
Total short-term corporate obligations (cost—$540,000,000)		540,000,000
Repurchase agreements—11.11%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $100,723,977 US Treasury Notes, 0.625% to 3.625% due 02/29/16 to 05/15/25; (value—$102,000,001); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $840,625,500 US Treasury Notes, 1.750% to 3.500% due 05/15/20 to 05/15/23; (value—$850,003,628); proceeds: $850,003,542	850,000,000	850,000,000
Repurchase agreement dated 10/30/15 with Goldman Sachs & Co., 0.060% due 11/02/15, collateralized by $17,593,000 Federal Farm Credit Bank, 0.710% due 10/20/17 and $30,419,000 Federal Home Loan Bank obligation, zero coupon due 04/20/16; (value—$47,940,144); proceeds: $47,000,235	47,000,000	47,000,000

40

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/03/15, collateralized by $469,654,349 Federal Home Loan Mortgage Corp. obligations, 1.750% to 6.000% due 05/15/23 to 01/15/43, $595,214,667 Federal National Mortgage Association obligations, 3.110% to 10.500% due 03/25/19 to 01/01/41 and $193,110,419 Government National Mortgage Association obligations, 3.000% to 5.000% due 08/20/41 to 06/20/45; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $78,928,100 US Treasury Bond, 4.375% due 05/15/41; (value—$102,000,112); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 12/21/15, collateralized by $369,665,157 various asset-backed convertible bonds, 0.497% to 6.883% due 04/20/19 to 02/15/51; (value—$107,000,000); proceeds: $100,113,750[4]	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/21/15, collateralized by $1,091,755,753 various asset-backed convertible bonds, 0.367% to 6.471% due 09/20/19 to 05/25/55; (value—$331,700,000); proceeds: $310,430,986[4,5]	310,000,000	310,000,000
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $400,000 Federal National Mortgage Association obligation, 2.110% due 11/07/22; (value—$400,028); proceeds: $392,000	392,000	392,000
Total repurchase agreements (cost—$1,757,392,000)		1,757,392,000
Total investments (cost—$15,961,094,800 which approximates cost for federal income tax purposes)—100.93%		15,961,094,800
Liabilities in excess of other assets—(0.93)%		(147,373,207)
Net assets—100.00%		$15,813,721,593

41

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$545,658,241	$—	$545,658,241
Time deposits	—	2,338,500,000	—	2,338,500,000
Certificates of deposit	—	3,344,134,102	—	3,344,134,102
Commercial paper	—	7,300,410,457	—	7,300,410,457
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	540,000,000	—	540,000,000
Repurchase agreements	—	1,757,392,000	—	1,757,392,000
Total	$—	$15,961,094,800	$—	$15,961,094,800

At October 31, 2015, there were no transfers between Level 1 and Level 2.

42

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	41.4%
France	19.4
Sweden	10.6
Canada	7.3
Australia	5.3
Norway	3.1
Japan	3.1
Germany	3.0
Singapore	2.5
Switzerland	1.9
Netherlands	0.8
Luxembourg	0.6
United Kingdom	0.5
Belgium	0.5
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.16% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2015.

[5]	Illiquid investment as of October 31, 2015.

43

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government obligations—25.80%
US Treasury Bills[1]
0.221%, due 02/04/16	$108,000,000	$107,937,300
0.260%, due 03/10/16	250,000,000	249,765,278
US Treasury Notes
0.073%, due 11/02/15[2]	500,000,000	499,952,910
0.139%, due 11/03/15[2]	253,000,000	252,780,156
0.250%, due 04/15/16	300,000,000	299,883,906
0.375%, due 02/15/16	125,000,000	125,059,721
0.375%, due 03/15/16	215,000,000	215,094,730
0.375%, due 04/30/16	150,000,000	150,134,464
0.500%, due 06/30/16	100,000,000	100,082,017
0.500%, due 07/31/16	200,000,000	200,323,599
0.625%, due 07/15/16	325,000,000	325,711,957
0.625%, due 08/15/16	250,000,000	250,509,740
1.000%, due 08/31/16	200,000,000	201,099,856
1.750%, due 05/31/16	130,000,000	131,120,875
2.125%, due 02/29/16	165,000,000	166,014,339
Total US government obligations (cost—$3,275,470,848)		3,275,470,848
Repurchase agreements—75.84%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $79,400 US Treasury Bond, 8.500% due 02/15/20, $218,664,200 US Treasury Inflation Index Notes, 0.125% to 0.375% due 04/15/18 to 07/15/23, $18,724,400 US Treasury Note, 2.500% due 06/30/17, $11,900 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/42 and $2,821,353 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 11/15/43; (value—$244,800,000); proceeds: $240,001,400	240,000,000	240,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $92,660,900 US Treasury Bond, 3.625% due 08/15/43 and $6,726,680,300 US Treasury Notes, 1.500% to 3.625% due 06/30/18 to 11/15/23; (value—$7,030,029,329); proceeds: $7,030,029,292	7,030,000,000	7,030,000,000

44

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/14/15 with Goldman Sachs & Co., 0.070% due 11/13/15, collateralized by $309,987,500 US Treasury Inflation Index Bond, 1.750% due 01/15/28 and $877,750,700 US Treasury Inflation Index Notes, 0.125% to 2.375% due 01/15/17 to 07/15/25; (value—$1,326,000,019); proceeds: $1,300,075,833[3]	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/03/15, collateralized by $189,017,300 US Treasury Note, 3.125% due 05/15/19 (value—$204,000,003); proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/04/15, collateralized by $303,956,800 US Treasury Bill, zero coupon due 11/27/15 and $152,121,600 US Treasury Notes, 1.625% to 2.000% due 06/30/19 to 05/31/21; (value—$459,000,003); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $162,762,600 US Treasury Note, 1.375% due 04/30/20; (value—$163,200,047); proceeds: $160,000,933	160,000,000	160,000,000
Repurchase agreement dated 10/29/15 with Toronto-Dominion Bank, 0.070% due 11/05/15, collateralized by $545,800 US Treasury Bill, zero coupon due 03/31/16, $619,200 US Treasury Bonds, 3.125% to 3.375% due 02/15/43 to 05/15/44, $57,507,200 US Treasury Inflation Index Note, 2.000% due 01/15/16 and $180,585,900 US Treasury Notes, 0.625% to 2.250% due 08/31/16 to 12/31/21; (value—$255,000,048); proceeds: $250,003,403	250,000,000	250,000,000

45

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $175,000 US Treasury Bond, 8.000% due 11/15/21; (value—$244,063); proceeds: $238,000	$238,000	$238,000
Total repurchase agreements (cost—$9,630,238,000)		9,630,238,000
Total investments (cost—$12,905,708,848 which approximates cost for federal income tax purposes)—101.64%		12,905,708,848
Liabilities in excess of other assets—(1.64)%		(208,750,572)
Net assets—100.00%		$12,696,958,276

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,275,470,848	$—	$3,275,470,848
Repurchase agreements	—	9,630,238,000	—	9,630,238,000
Total	$—	$12,905,708,848	$—	$12,905,708,848

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronyms

STRIP	Separate Trading of Registered Interest and Principal of Securities

46

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—79.58%
Alabama—0.58%
University of Alabama Revenue (University Hospital), Series B, 0.010% VRD	$4,875,000	$4,875,000
Series C, 0.010% VRD	3,500,000	3,500,000
		8,375,000
Alaska—0.66%
Alaska International Airports Revenue Refunding (System), Series A, 0.010%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.010%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.010%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.72%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.040%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.18%
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2, 0.010%, VRD	4,500,000	4,500,000
California State Kindergarten, Series A2, 0.010%, VRD	12,300,000	12,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.010%, VRD	17,900,000	17,900,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.010%, VRD	1,665,000	1,665,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Sacramento Municipal Utility District (Subordinate Lien), Series L, 0.020%, due 12/04/15	$10,000,000	$10,000,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.010%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.010% VRD	14,700,000	14,700,000
Series B, 0.010% VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.010%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.010% VRD	4,850,000	4,850,000
Series C, 0.010% VRD	870,000	870,000
		103,680,000
Colorado—2.47%
Denver City & County Certificates of Participation Refunding, Series A1, 0.010% VRD	19,065,000	19,065,000
Series A2, 0.010% VRD	15,150,000	15,150,000
Series A3, 0.010% VRD	1,425,000	1,425,000
		35,640,000
District of Columbia—1.74%
District of Columbia Revenue (German Marshall Fund of the United States), 0.010%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.010% VRD	3,900,000	3,900,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), (concluded) Subseries B-2, 0.010% VRD	$8,500,000	$8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.010%, VRD	8,710,000	8,710,000
		25,110,000
Florida—0.57%
Gainesville Utilities System Revenue, Series A, 0.010%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.020%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—1.88%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.010% VRD	10,250,000	10,250,000
Series B-2, 0.010% VRD	16,850,000	16,850,000
		27,100,000
Illinois—10.62%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.070%, VRD	5,000,000	5,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.020%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.010%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.010%, VRD	8,100,000	8,100,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.010%, VRD	$2,767,000	$2,767,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.020%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.010%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.010%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.020%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.010%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.010%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.010% VRD	5,000,000	5,000,000
Series A-2D, 0.010% VRD	11,300,000	11,300,000
Illinois State, Series B-5, 0.020% VRD	27,700,000	27,700,000
Series B-6, 0.010% VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.010%, VRD	3,850,000	3,850,000
		153,350,000
Indiana—2.76%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.010%, VRD	11,000,000	11,000,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.010%, VRD	$8,300,000	$8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.010%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.010%, VRD	2,600,000	2,600,000
		39,925,000
Kansas—0.80%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.020%, VRD	11,500,000	11,500,000
Kentucky—0.35%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.020%, VRD	5,050,000	5,050,000
Louisiana—1.02%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.010% VRD	7,500,000	7,500,000
Series B, 0.010% VRD	700,000	700,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.010%, VRD	6,500,000	6,500,000
		14,700,000
Maryland—1.48%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.010%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.010% VRD	1,800,000	1,800,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes, (concluded) Series B-2, 0.020% VRD	$11,000,000	$11,000,000
Series B-3, 0.020% VRD	8,000,000	8,000,000
		21,350,000
Massachusetts—2.15%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.010%, VRD	3,880,000	3,880,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.010%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.010%, VRD	24,500,000	24,500,000
		31,070,000
Michigan—0.93%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.010%, VRD	3,780,000	3,780,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.010%, VRD	9,695,000	9,695,000
		13,475,000
Minnesota—2.44%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.020%, VRD	7,140,000	7,140,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.010%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.010%, VRD	15,000,000	15,000,000
		35,290,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.70%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.010%, VRD	$300,000	$300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.010% VRD	4,000,000	4,000,000
Series I, 0.010% VRD	1,000,000	1,000,000
Series K, 0.010% VRD	3,000,000	3,000,000
Series L, 0.010% VRD	1,800,000	1,800,000
		10,100,000
Missouri—2.54%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.010%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.010%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.010% VRD 0.010% VRD	10,900,000 11,500,000	10,900,000 11,500,000
Series C, 0.010% VRD 0.010% VRD	4,200,000 2,300,000	4,200,000 2,300,000
Series D, 0.010% VRD	1,000,000	1,000,000
		36,710,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.010%, VRD	$8,555,000	$8,555,000
New Hampshire—1.63%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.010% VRD	4,635,000	4,635,000
Series B, 0.010% VRD	18,850,000	18,850,000
		23,485,000
New York—11.89%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.010%, VRD	19,925,000	19,925,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.010%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.010%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.010%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.010%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.010% VRD	8,300,000	8,300,000
Series BB-2, 0.010% VRD	4,040,000	4,040,000
Series BB-5, 0.010% VRD	3,200,000	3,200,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.010% VRD	$2,200,000	$2,200,000
Series CC-1, 0.010% VRD	9,700,000	9,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.010%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.010%, VRD	19,265,000	19,265,000
New York City, Subseries D-4, 0.010%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.010%, VRD	3,165,000	3,165,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.010%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.010%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.010%, VRD	5,100,000	5,100,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.010%, VRD	3,870,000	3,870,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.010%, VRD	13,100,000	13,100,000
		171,805,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—3.06%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.010% VRD	$2,200,000	$2,200,000
Series H, 0.010% VRD	24,075,000	24,075,000
Guilford County, Series B, 0.030%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.020%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.010%, VRD	4,410,000	4,410,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.020%, VRD	9,730,000	9,730,000
		44,210,000
Ohio—4.94%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.010%, VRD	25,240,000	25,240,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.020%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.010%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.010%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series A, 0.010% VRD	800,000	800,000
Series B, 0.010% VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.020%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.010%, VRD	1,000,000	1,000,000
		71,330,000

56

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—0.53%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.010%, VRD	$7,700,000	$7,700,000
Pennsylvania—2.16%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.010%, VRD	2,770,000	2,770,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.010%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.010%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.010%, VRD	3,315,000	3,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.020%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.020%, VRD	5,245,000	5,245,000
		31,195,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.010%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.010%, VRD	300,000	300,000
		3,080,000
Tennessee—0.30%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.020%, VRD	4,300,000	4,300,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—6.01%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.010%, VRD[1,2]	$7,750,000	$7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.010% VRD	24,100,000	24,100,000
Subseries C-2, 0.010% VRD	10,100,000	10,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.010% VRD	18,820,000	18,820,000
Series A-2, 0.010% VRD	9,355,000	9,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.010%, VRD	4,710,000	4,710,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.010%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.020%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.010%, VRD	2,590,000	2,590,000
		86,855,000
Utah—0.44%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.010%, VRD	6,305,000	6,305,000
Virginia—1.89%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.010%, VRD	10,700,000	10,700,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.010%, VRD	$3,455,000	$3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.010% VRD	10,210,000	10,210,000
Series F, 0.010% VRD	3,000,000	3,000,000
		27,365,000
Washington—0.88%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.020%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.020%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.020%, VRD	3,750,000	3,750,000
		12,645,000
Wisconsin—3.46%
City of Milwaukee Wisconsin Revenue Anticipation Notes, Series M-7, 0.400%, due 12/30/15	50,000,000	50,028,645
Total municipal bonds and notes (cost—$1,149,573,645)		1,149,573,645
Tax-exempt commercial paper—16.81%
California—0.41%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.110%, due 11/04/15	6,000,000	6,000,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—1.98%
Illinois Educational Facilities Authority Revenue,
0.040%, due 11/05/15	$10,615,000	$10,615,000
0.040%, due 01/04/16	18,000,000	18,000,000
		28,615,000
Maryland—2.42%
Johns Hopkins University, 0.060%, due 11/04/15	6,900,000	6,900,000
Montgomery County,
0.020%, due 11/04/15	10,000,000	10,000,000
0.030%, due 11/05/15	10,000,000	10,000,000
0.030%, due 11/09/15	8,000,000	8,000,000
		34,900,000
Minnesota—2.08%
Mayo Clinic,
0.070%, due 11/04/15	20,000,000	20,000,000
0.070%, due 11/10/15	10,000,000	10,000,000
		30,000,000
Missouri—0.80%
Curators University, 0.020%, due 11/04/15	11,583,000	11,583,000
Ohio—0.52%
Cleveland Clinic, 0.090%, due 03/08/16	7,500,000	7,500,000
Tennessee—1.11%
Vanderbilt University,
0.190%, due 01/12/16	8,000,000	8,000,000
0.150%, due 02/22/16	8,000,000	8,000,000
		16,000,000
Texas—5.19%
Dallas Area Rapid Transit,
0.050%, due 11/05/15	4,000,000	4,000,000
0.050%, due 11/13/15	6,000,000	6,000,000
0.080%, due 12/03/15	8,000,000	8,000,000

60

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
0.070%, due 01/07/16	$5,000,000	$5,000,000
0.060%, due 02/18/16	10,000,000	10,000,000
University of Texas,
0.020%, due 11/06/15	12,000,000	12,000,000
0.020%, due 11/17/15	10,000,000	10,000,000
0.050%, due 12/08/15	10,000,000	10,000,000
0.040%, due 01/08/16	10,000,000	10,000,000
		75,000,000
Virginia—0.95%
University of Virginia,
0.030%, due 12/03/15	5,900,000	5,900,000
0.030%, due 12/16/15	7,900,000	7,900,000
		13,800,000
Washington—1.35%
University of Washington,
0.120%, due 11/04/15	4,500,000	4,500,000
0.100%, due 11/09/15	5,000,000	5,000,000
0.060%, due 01/19/16	10,000,000	10,000,000
		19,500,000
Total tax-exempt commercial paper (cost—$242,898,000)		242,898,000
Short-term US government obligation[3]—1.66%
US Treasury Bill 0.010%, due 01/28/16 (cost—$24,000,587)	24,000,000	24,000,587
Total investments (cost—$1,416,472,232 which approximates cost for federal income tax purposes)—98.05%		1,416,472,232
Other assets in excess of liabilities—1.95%		28,117,304
Net assets—100.00%		$1,444,589,536

61

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,149,573,645	$—	$1,149,573,645
Tax-exempt commercial paper	—	242,898,000	—	242,898,000
Short-term US government obligation	—	24,000,587	—	24,000,587
Total	$—	$1,416,472,232	$—	$1,416,472,232

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.76% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase.

62

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2015 and reset periodically.

63

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

64

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

65

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

Tax-Free Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.94	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

66

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	33 days	44 days	43 days
Net assets (bln)	$15.8	$14.1	$14.2
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Commercial paper	46.2%	38.1%	37.0%
Certificates of deposit	21.1	28.5	27.6
Time deposits	14.8	11.3	13.6
Repurchase agreements	11.1	7.8	7.7
Short-term corporate obligations	3.4	7.7	7.8
US government and agency obligations	3.4	5.6	4.6
Non-US government agency	0.9	1.0	0.8
Other assets less liabilities	(0.9)	0.0 [3]	0.9
Total	100.00%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

67

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	43 days	36 days	28 days
Net assets (bln)	$12.7	$12.6	$12.1
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Repurchase agreements	75.8%	76.5%	76.5%
US government obligations	25.8	21.8	18.8
Other assets less liabilities	(1.6)	1.7	4.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

68

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	14 days	19 days	33 days
Net assets (bln)	$1.4	$1.4	$1.6
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Municipal bonds and notes	79.6%	84.3%	87.8%
Tax-exempt commercial paper	16.8	15.6	12.1
Short-term US government obligation	1.7	—	—
Other assets less liabilities	1.9	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Master Trust

Statement of operations

For the six months ended October 31, 2015 (unaudited)

Prime Master Fund
Investment income:
Interest	$18,866,277

Expenses:
Investment advisory and administration fees	7,359,852
Trustees’ fee	68,409
Total expenses	7,428,261
Fee waivers by investment advisor	—
Net expenses	7,428,261
Net investment income	11,438,016
Net realized gain	138,137
Net increase in net assets resulting from operations	$11,576,153

70

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$5,593,654	$331,701

6,375,867	710,022
61,129	17,048
6,436,996	727,070
(1,488,965)	(468,756)
4,948,031	258,314
645,623	73,387
790,043	60,574
$1,435,666	$133,961

71

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
Prime Master Fund
From operations:
Net investment income	$11,438,016	$17,070,374
Net realized gain	138,137	134,885
Net increase in net assets resulting from operations	11,576,153	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	1,682,014,862	(1,660,811,709)
Net increase (decrease) in net assets	1,693,591,015	(1,643,606,450)
Net assets:
Beginning of period	14,120,130,578	15,763,737,028
End of period	$15,813,721,593	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$645,623	$1,236,679
Net realized gain	790,043	362,897
Net increase in net assets resulting from operations	1,435,666	1,599,576
Net increase in net assets from beneficial interest transactions	59,238,619	123,527,693
Net increase in net assets	60,674,285	125,127,269
Net assets:
Beginning of period	12,636,283,991	12,511,156,722
End of period	$12,696,958,276	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$73,387	$154,098
Net realized gain	60,574	26,605
Net increase in net assets resulting from operations	133,961	180,703
Net increase (decrease) in net assets from beneficial interest transactions	89,436,807	(36,199,458)
Net increase (decrease) in net assets	89,570,768	(36,018,755)
Net assets:
Beginning of period	1,355,018,768	1,391,037,523
End of period	$1,444,589,536	$1,355,018,768

72

See accompanying notes to financial statements

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73

Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.15%[1]
Supplemental data:
Total investment return[2]	0.08%
Net assets, end of period (000’s)	$15,813,722

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$12,696,958

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.04%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$1,444,590

[1]	Annualized.

[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[3]	Waiver by advisor represents less than 0.005%.

74

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%	0.21%

0.11%	0.11%	0.19%	0.20%	0.21%
$14,120,131	$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[3]	0.06%	0.10%[3]
0.01%	0.01%	0.05%	0.01%	0.09%

0.01%	0.01%	0.05%	0.01%	0.09%
$12,636,284	$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[3]	0.10%[3]	0.10%
0.01%	0.01%	0.06%	0.06%	0.18%

0.01%	0.02%	0.07%	0.06%	0.18%
$1,355,019	$1,391,038	$1,556,326	$1,160,792	$1,485,784

75

See accompanying notes to financial statements

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

76

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

77

Master Trust

Notes to financial statements (unaudited)

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

78

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,222,257, $946,286 and $2,526, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2015, UBS AM owed $38,162, $35,125 and $9,798 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS AM has undertaken to waive fees in the event that the

79

Master Trust

Notes to financial statements (unaudited)

current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2015, UBS AM voluntarily waived $1,488,965 and $468,756 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley

80

Master Trust

Notes to financial statements (unaudited)

based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	27,467,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2015, the Master Funds did not have any securities on loan.

81

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Prime Master Fund
Contributions	$22,751,996,091	$46,715,500,630
Withdrawals	(21,069,981,229)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$1,682,014,862	$(1,660,811,709)

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Treasury Master Fund
Contributions	$15,535,758,670	$25,098,121,478
Withdrawals	(15,476,520,050)	(24,974,593,785)
Net increase in beneficial interest	$59,238,619	$123,527,693

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Tax-Free Master Fund
Contributions	$812,973,436	$1,679,665,637
Withdrawals	(723,536,628)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$89,436,807	$(36,199,458)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

82

Master Trust

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

83

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

84

Master Trust

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 14-15, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received

85

Master Trust

Board approval of management contract (unaudited)

information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $154 billion in assets under management as of March 31, 2015 and was part of the UBS Asset Management Division, which had approximately $680 billion in assets under management worldwide as of March 31, 2015. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

86

Master Trust

Board approval of management contract (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2016. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

87

Master Trust

Board approval of management contract (unaudited)

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

88

Master Trust

Board approval of management contract (unaudited)

Management noted that the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3.5 basis points (0.035%) or less. Management explained that this differential is largely the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund’s Actual Management Fee was above its Expense Group median by 3.9 basis points (0.039%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund’s total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee and overall expenses were below the respective medians, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that, for each of the

89

Master Trust

Board approval of management contract (unaudited)

Treasury Institutional Feeder Fund and Treasury Preferred Feeder Fund, the Feeder Fund’s Actual Management Fee was one basis point (0.01%) above its Expense Group median; the Actual Management Fee differentials with respect to the Treasury Investor Feeder Fund and Treasury Capital Feeder Fund were larger, but total expenses for each Feeder Fund were below its Expense Group median. Management stated that, as noted above, the approach Lipper utilizes to reflect waivers for peers differs from that applied to certain Feeder Funds. The Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, except for the Tax-Free Investor Feeder Fund’s and the Tax-Free Capital Feeder Fund’s Actual Management Fees, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-

90

Master Trust

Board approval of management contract (unaudited)

and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2015 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2015. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since

91

Master Trust

Board approval of management contract (unaudited)

inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the three-year period. The Treasury Capital Feeder Fund ranked first in its Performance Universe since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (0.01%) for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund’s improved performance over more recent periods.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in

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Master Trust

Board approval of management contract (unaudited)

the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract with respect to each Master Fund. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

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Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa M. DiPaolo Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1135

Money Market Funds

UBS Select Capital Funds

Semiannual Report

October 31, 2015

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

UBS Select Tax-Free Capital Fund

UBS Select Capital Funds

December 18, 2015

Dear Shareholder,

We present you with the semiannual report for the UBS Select Capital Series of Funds, namely the UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund (the “Funds”) for the six months ended October 31, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) maintained the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Capital Fund: 0.07% as of October 31, 2015, versus 0.04% on April 30, 2015.

•	UBS Select Treasury Capital Fund: 0.01% as of October 31, 2015, unchanged from April 30, 2015.

•	UBS Select Tax-Free Capital Fund: 0.01% as of October 31, 2015, unchanged from April 30, 2015.

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

UBS Select Tax-Free Capital Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

UBS Select Capital Funds

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 9 and 10.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	Growth in the US fluctuated during the first three quarters of 2015. The US Commerce Department reported that gross domestic product (“GDP”)
expanded at a moderate 0.6% seasonally adjusted annualized rate during the first quarter of 2015, prior to the beginning of the reporting period. The US economy then improved in the second quarter, with GDP growth coming in at a 3.9% rate. Third quarter 2015 GDP grew at a 2.1% rate based on the Commerce Department’s second estimate.[1]

Q.	How did the Fed react to the economic environment?
A.	The US Federal Reserve Board maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. At its March 2015 meeting, the Fed said that it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.” At the central bank’s October 2015 meeting, the Fed said, “in determining whether it will be appropriate to raise the target range at its next meeting, the Committee will assess progress—both realized and expected—toward its objectives of maximum employment and 2% inflation.” Finally, at its meeting that ended on December 16, 2015, after the close of the reporting period, the Fed

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

UBS Asset Management (Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second estimate announced on November 24, 2015, after the reporting period had ended.

UBS Select Capital Funds

raised rates for the first time in almost 10 years, moving its target for the fed funds rate to a range between 0.25% and 0.50%.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Capital Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 44 days. At the end of the period, the Master Fund’s WAM was 33 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to commercial paper, repurchase agreements and, to a lesser extent, time deposits. Conversely, we decreased its exposures to certificates of deposit, short-term corporate obligations, US government and agency obligations, and non-US government obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 36 days when the reporting period began. Over the review period, the WAM was increased, and at the end of the period on October 31, 2015, it was 43 days. At the security level, we increased the Master Fund’s exposure to direct

UBS Select Capital Funds

Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries.

•

The WAM for the Master Fund in which UBS Select Tax-Free Capital Fund invests was 19 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 14 days. Over the review period, we modestly increased the Master Fund’s allocations to short-term US government obligations and tax-exempt commercial paper, while reducing its exposure to municipal bonds and notes given reduced availability of suitable municipal securities investments.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We maintain our view that the US economy will continue to expand, albeit at a fairly modest pace. We also expect inflation to remain relatively muted. In terms of Fed monetary policy, we believe the central bank will be true to its word and take a balanced approach in terms of future rate hikes. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in prior reports to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds. There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders regarding transitioning into compliance with the new laws.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

UBS Select Capital Funds

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Capital Fund UBS Select Treasury Capital Fund UBS Select Tax-Free Capital Fund Managing Director UBS Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Capital Fund Managing Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Asset Management (Americas) Inc.	Ryan Nugent Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Asset Management (Americas) Inc.

Lisa M. DiPaolo Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six month period ended October 31, 2015. The views and opinions in the letter were current as of December 18, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS Select Capital Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

UBS Select Capital Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Capital Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.13	1.02	0.20

UBS Select Treasury Capital Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

UBS Select Tax-Free Capital Fund

	Beginning account value May 1, 2015	Ending account value[2] October 31, 2015	Expenses paid during period[3] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.15	0.03%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.99	0.15	0.03

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Capital Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.07%	0.04%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.07	0.04	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.10)	(0.12)	(0.16)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.10)	(0.12)	(0.16)
Weighted average maturity[2]	33 days	44 days	43 days
Net assets (mm)	$2,270.7	$1,908.5	$2,176.3

UBS Select Treasury Capital Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.27)	(0.29)	(0.31)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.27)	(0.29)	(0.31)
Weighted average maturity[2]	43 days	36 days	28 days
Net assets (mm)	$1,376.5	$1,582.6	$1,245.0

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Capital Fund

Yields and characteristics	10/31/15	04/30/15	10/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.36)	(0.27)	(0.32)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.36)	(0.27)	(0.32)
Weighted average maturity[2]	14 days	19 days	33 days
Net assets (mm)	$995.0	849.4	$934.0

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

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UBS Select Capital Funds

Statement of assets and liabilities

October 31, 2015 (unaudited)

UBS Select Prime Capital Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$2,271,071,687; $1,376,481,384 and $995,024,308, respectively, which approximates cost for federal income tax purposes)	$2,271,071,687
Receivable from affiliate	—
Other assets	19,840
Total assets	2,271,091,527

Liabilities:
Dividends payable to shareholders	146,766
Payable to affiliate	179,860
Accrued expenses and other liabilities	44,373
Total liabilities	370,999

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,270,687,410; 1,376,357,135 and 994,970,669 outstanding, respectively	$2,270,687,410
Accumulated net realized gain	33,118
Net assets	$2,270,720,528
Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$1,376,481,384	$995,024,308
23,423	21,344
13,112	17,286
1,376,517,919	995,062,938

11,652	8,541
—	—
30,767	26,460
42,419	35,001

$1,376,357,135	$994,970,669
118,365	57,268
$1,376,475,500	$995,027,937
$1.00	$1.00

See accompanying notes to financial statements

UBS Select Capital Funds

Statement of operations

For the six months ended October 31, 2015

(unaudited)

UBS Select Prime Capital Fund

Investment income:
Interest income allocated from Master	$2,853,056
Expenses allocated from Master	(1,119,023)
Expense waiver allocated from Master	—
Net investment income allocated from Master	1,734,033

Expenses:
Service fees	1,678,326
Administration fees	1,118,847
Transfer agency fees	72,430
Professional fees	26,476
Insurance fees	19,427
Trustees’ fees	18,828
Reports and notices to shareholders	11,587
State registration fees	10,929
Accounting fees	7,038
Other expenses	9,791
2,973,679
Fee waivers and/or expense reimbursements by administrator and distributor	(1,854,973)
Net expenses	1,118,706
Net investment income	615,327
Net realized gain allocated from Master	19,567
Net increase in net assets resulting from operations	$634,894

See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$626,090	$220,177
(722,137)	(493,548)
168,478	323,176
72,431	49,805

1,083,206	740,327
722,131	493,456
51,070	32,489
26,183	28,578
10,906	6,801
16,045	13,789
6,290	7,752
11,641	17,027
7,038	7,038
6,947	5,613
1,941,457	1,352,870
(1,941,435)	(1,352,603)
22	267
72,409	49,538
85,260	40,775
$157,669	$90,313

See accompanying notes to financial statements

UBS Select Prime Capital Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015

From operations:
Net investment income	$615,327	$381,868
Net realized gain	19,567	20,287
Net increase in net assets resulting from operations	634,894	402,155

Dividends and distributions to shareholders from:
Net investment income	(615,327)	(381,868)
Net realized gains	—	(6,830)
Total dividends and distributions to shareholders	(615,327)	(388,698)
Net increase in net assets from beneficial interest transactions	362,250,961	158,946,612
Net increase in net assets	362,270,528	158,960,069

Net assets:
Beginning of period	1,908,450,000	1,749,489,931
End of period	$2,270,720,528	$1,908,450,000
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015

From operations:
Net investment income	$72,409	$134,898
Net realized gain	85,260	39,972
Net increase in net assets resulting from operations	157,669	174,870

Dividends and distributions to shareholders from:
Net investment income	(72,409)	(134,898)
Net realized gains	—	(13,483)
Total dividends and distributions to shareholders	(72,409)	(148,381)
Net increase (decrease) in net assets from beneficial interest transactions	(206,240,980)	249,309,843
Net increase (decrease) in net assets	(206,155,720)	249,336,332

Net assets:
Beginning of period	1,582,631,220	1,333,294,888
End of period	$1,376,475,500	$1,582,631,220
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015

From operations:
Net investment income	$49,538	$94,111
Net realized gain	40,775	16,526
Net increase in net assets resulting from operations	90,313	110,637

Dividends and distributions to shareholders from:
Net investment income	(49,538)	(94,111)
Net realized gains	—	(51,538)
Total dividends and distributions to shareholders	(49,538)	(145,649)
Net increase in net assets from beneficial interest transactions	145,590,817	4,248,699
Net increase in net assets	145,631,592	4,213,687

Net assets:
Beginning of period	849,396,345	845,182,658
End of period	$995,027,937	$849,396,345
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

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UBS Select Prime Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gain	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.03%

Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.36%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%[5]
Net investment income[4]	0.05%[5]

Supplemental data:
Net assets, end of period (000’s)	$2,270,721

[1]	Operations commenced on July 16, 2012.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

Years ended April 30,
2015	2014	For the period July 16, 2012[1] to April 30, 2013
$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.001
0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.001
(0.000)[2]	(0.000)[2]	(0.001)
(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.001)
$1.00	$1.00	$1.00
0.02%	0.02%	0.07%

0.37%	0.37%	0.36%[5]
0.20%	0.20%	0.20%[5]
0.02%	0.02%	0.08%[5]

$1,908,450	$1,749,490	$2,788,335

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gain	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.08%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,376,476

[1]	Operations commenced on July 16, 2012.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

Years ended April 30,
2015	2014	For the period July 16, 2012[1] to April 30, 2013
$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00
0.01%	0.01%	0.01%

0.37%	0.37%	0.37%[5]
0.06%	0.06%	0.14%[5]
0.01%	0.01%	0.01%[5]

$1,582,631	$1,333,295	$1,637,033

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gain	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	0.000 [2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.03%[5]
Net investment income[4]	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$995,028

[1]	Operations commenced on July 16, 2012.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

Years ended April 30,
2015	2014	For the period July 16, 2012[1] to April 30, 2013
$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	(0.000)[2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	0.000 [2]
(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00
0.02%	0.01%	0.01%

0.37%	0.37%	0.37%[5]
0.04%	0.07%	0.14%[5]
0.01%	0.01%	0.01%[5]

$849,396	$845,183	$758,888

See accompanying notes to financial statements

UBS Select Capital Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Capital Fund (“Prime Capital Fund”), UBS Select Treasury Capital Fund (“Treasury Capital Fund”), and UBS Select Tax-Free Capital Fund (“Tax-Free Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on July 16, 2012. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds” —Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (14.36% for Prime Capital Fund, 10.84% for Treasury Capital Fund and 68.88% for Tax-Free Capital Fund at October 31, 2015). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

UBS Select Capital Funds

Notes to financial statements

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

UBS Select Capital Funds

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Asset Management (Americas) Inc. (“UBS AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2015, each Fund owed UBS AM for administrative services, net of fee waivers and/or expense reimbursements, as follows:

Fund	Amounts due to UBS AM
Prime Capital Fund	$179,860
Treasury Capital Fund	117,108
Tax-Free Capital Fund	85,321

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse certain operating expenses, and to cause its affiliate UBS Asset Management (US) Inc. (“UBS AM–US”) to waive its shareholder servicing fee, so that each Fund’s total ordinary annual operating expenses through August 31, 2016 (excluding interest expense, if any, and extraordinary items) will not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS AM—US appears further below.) For the six months ended October 31, 2015, UBS AM was contractually obligated to waive administration fees or to reimburse certain expenses as follows:

Fund	Amounts waived or (reimbursed) by UBS AM
Prime Capital Fund	$176,647
Treasury Capital Fund	(32,358)
Tax-Free Capital Fund	(204,092)

UBS Select Capital Funds

Notes to financial statements

Each Fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those years to exceed such expense cap.

UBS AM has also undertaken to waive additional fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2015, UBS AM owed each Fund for this additional voluntary fee waiver/expense reimbursement arrangement as follows:

Fund	Amounts owed by UBS AM
Prime Capital Fund	$—
Treasury Capital Fund	132,043
Tax-Free Capital Fund	162,022

For the six months ended October 31, 2015, UBS AM voluntarily waived fees and/or reimbursed expenses as follows:

Fund	Amounts waived/ reimbursed by UBS AM
Prime Capital Fund	$—
Treasury Capital Fund	890,587
Tax-Free Capital Fund	816,368

Such voluntary waived and/or reimbursed amounts are not subject to future recoupment.

At October 31, 2015, the following Funds had remaining administration and shareholder servicing fee waivers and/or expense reimbursements subject to repayment to UBS AM:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2016	Expires April 30, 2017	Expires April 30, 2018
Prime Capital Fund	$9,215,422	$3,843,885	$3,516,564	$1,854,973
Treasury Capital Fund	4,605,191	1,866,189	1,688,154	1,050,848
Tax-Free Capital Fund	2,875,376	1,226,032	1,113,109	536,235

UBS Select Capital Funds

Notes to financial statements

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly service fee payable by each Fund at the annual rate of 0.15% of each Fund’s average daily net assets. UBS AM—US has undertaken to waive all or a portion of its fees in accordance with the contractual fee waiver and/or expense reimbursement arrangement that continues until August 31, 2016, as explained above.

At October 31, 2015, each Fund owed or was owed by UBS AM—US for shareholder service fees/waivers as follows:

Fund	Amounts due from or (due to) UBS AM-US
Prime Capital Fund	$—
Treasury Capital Fund	8,488
Tax-Free Capital Fund	(55,357)

For the six months ended October 31, 2015, UBS AM—US waived service fees otherwise payable to it under the shareholder services plans as follows:

Fund	Amounts waived by UBS AM-US
Prime Capital Fund	$1,678,326
Treasury Capital Fund	1,083,206
Tax-Free Capital Fund	740,327

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Prime Capital Fund
Shares sold	10,948,308,757	23,559,163,219
Shares repurchased	(10,586,558,067)	(23,400,529,523)
Dividends reinvested	500,271	312,916
Net increase in shares outstanding	362,250,961	158,946,612

UBS Select Capital Funds

Notes to financial statements

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Treasury Capital Fund
Shares sold	4,892,933,573	9,474,516,075
Shares repurchased	(5,099,245,211)	(9,225,349,583)
Dividends reinvested	70,658	143,351
Net increase (decrease) in shares outstanding	(206,240,980)	249,309,843

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Tax-Free Capital Fund
Shares sold	3,200,421,258	6,932,008,491
Shares repurchased	(3,054,877,912)	(6,927,902,016)
Dividends reinvested	47,471	142,224
Net increase in shares outstanding	145,590,817	4,248,699

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Capital Fund and Treasury Capital Fund during the six months ended October 31, 2015 and fiscal year ended April 30, 2015, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Capital Fund will be determined at the end of the Fund’s fiscal year end April 30, 2016. The tax character of distributions paid to shareholders by Tax-Free Capital Fund during the fiscal year ended April 30, 2015 was 64.62% tax-exempt income, 0.02% ordinary income and 35.36% long-term capital gain.

UBS Select Capital Funds

Notes to financial statements

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined at the end of the Fund’s fiscal year ending April 30, 2016.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Capital Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government and agency obligations—3.45%
Federal Farm Credit Bank 0.330%, due 06/27/16[1]	$100,000,000	$99,780,917
Federal Home Loan Bank 0.300%, due 05/25/16[1]	150,000,000	149,742,500
US Treasury Note
0.139%, due 10/31/17[2]	150,000,000	149,869,657
2.000%, due 04/30/16	145,000,000	146,265,167
Total US government and agency obligations (cost—$545,658,241)		545,658,241
Time deposits—14.79%
Banking-non-US—14.79%
Credit Agricole Corporate & Investment Bank 0.070%, due 11/02/15	488,500,000	488,500,000
Credit Industriel et Commercial 0.060%, due 11/02/15	300,000,000	300,000,000
DnB NOR Bank ASA 0.050%, due 11/02/15	300,000,000	300,000,000
Natixis 0.060%, due 11/02/15	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 11/02/15	400,000,000	400,000,000
Societe Generale 0.050%, due 11/02/15	150,000,000	150,000,000
Svenska Handelsbanken 0.050%, due 11/02/15	400,000,000	400,000,000
Total time deposits (cost—$2,338,500,000)		2,338,500,000
Certificates of deposit—21.15%
Banking-non-US—17.87%
Bank of Montreal
0.327%, due 11/27/15[2]	150,000,000	150,000,000
0.397%, due 11/18/15[2]	137,000,000	137,000,000
Bank of Nova Scotia 0.452%, due 01/29/16[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.406%, due 11/16/15[2]	100,000,000	100,026,456
0.407%, due 11/12/15[2]	30,000,000	30,007,646

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.120%, due 11/05/15	$247,000,000	$247,000,000
0.120%, due 11/06/15	200,000,000	200,000,000
Credit Suisse 0.234%, due 11/04/15[2]	300,000,000	300,000,000
DZ Bank AG 0.480%, due 04/11/16	117,000,000	117,000,000
KBC Bank NV 0.110%, due 11/05/15	84,100,000	84,100,000
Mizuho Bank Ltd. 0.290%, due 01/20/16	210,000,000	210,000,000
Natixis 0.264%, due 11/04/15[2]	170,000,000	170,000,000
Oversea-Chinese Banking Corp. Ltd. 0.300%, due 11/09/15	48,000,000	48,000,000
Rabobank Nederland NV 0.430%, due 04/13/16	126,000,000	126,000,000
Societe Generale 0.267%, due 11/23/15[2]	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp. 0.410%, due 01/07/16	187,000,000	187,000,000
Swedbank AB 0.090%, due 11/05/15	172,000,000	172,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	115,000,000	115,000,000
0.549%, due 11/16/15[2]	96,000,000	96,000,000
		2,826,134,102
Banking-US—3.28%
Citibank N.A.
0.290%, due 11/12/15	103,000,000	103,000,000
0.290%, due 01/05/16	117,000,000	117,000,000
HSBC Bank USA N.A. 0.400%, due 12/07/15	150,000,000	150,000,000
State Street Bank & Trust Co. 0.220%, due 11/09/15	148,000,000	148,000,000
		518,000,000
Total certificates of deposit (cost—$3,344,134,102)		3,344,134,102

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—46.17%
Asset backed-miscellaneous—22.82%
Antalis US Funding Corp.
0.140%, due 11/03/15	$83,870,000	$83,869,348
0.230%, due 11/13/15	49,400,000	49,396,213
Atlantic Asset Securitization LLC
0.286%, due 11/20/15[2]	150,000,000	150,000,000
0.287%, due 11/24/15[2]	250,000,000	250,000,000
Barton Capital LLC
0.287%, due 11/23/15[2]	250,000,000	250,000,000
0.295%, due 11/18/15[2]	145,000,000	145,000,000
Chariot Funding LLC
0.300%, due 11/09/15	117,000,000	116,992,200
0.340%, due 12/02/15	50,000,000	49,985,361
0.340%, due 12/03/15	50,000,000	49,984,889
0.426%, due 11/12/15[2]	90,000,000	90,000,000
Fairway Finance Co. LLC 0.300%, due 11/17/15	98,000,000	97,986,933
Jupiter Securitization Co. LLC
0.330%, due 12/01/15	87,000,000	86,976,075
0.340%, due 12/02/15	100,000,000	99,970,722
0.500%, due 01/20/16	136,000,000	135,848,889
Liberty Street Funding LLC
0.340%, due 12/03/15	50,000,000	49,984,889
0.340%, due 02/19/16	72,000,000	71,925,200
0.350%, due 02/10/16	110,000,000	109,891,986
LMA Americas LLC
0.130%, due 11/05/15	50,000,000	49,999,278
0.170%, due 11/24/15	100,000,000	99,989,139
0.297%, due 11/10/15[2]	95,000,000	95,000,000
Manhattan Asset Funding Co. LLC
0.120%, due 11/04/15	51,000,000	50,999,490
0.180%, due 11/18/15	105,000,000	104,991,075
Old Line Funding LLC
0.397%, due 11/12/15[2]	50,000,000	50,000,000
0.400%, due 12/11/15	102,000,000	101,954,667

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Old Line Funding LLC (concluded)
0.400%, due 12/18/15	$100,000,000	$99,947,778
0.480%, due 04/05/16	52,000,000	51,891,840
0.480%, due 04/15/16	100,000,000	99,778,666
Regency Markets No. 1 LLC 0.180%, due 11/16/15	285,500,000	285,478,587
Starbird Funding Corp.
0.277%, due 11/13/15[2]	95,000,000	95,000,000
0.284%, due 11/05/15[2]	97,000,000	97,000,000
Thunder Bay Funding LLC 0.397%, due 11/10/15[2]	75,000,000	75,000,000
Versailles Commercial Paper LLC
0.244%, due 11/30/15[2]	100,000,000	100,000,000
0.276%, due 11/23/15[2]	70,000,000	70,000,000
0.276%, due 11/23/15[2]	100,000,000	100,000,000
Victory Receivables Corp.
0.300%, due 01/20/16	75,000,000	74,950,000
0.300%, due 01/21/16	19,000,000	18,987,175
		3,608,780,400
Banking-non-US—22.81%
Australia & New Zealand Banking Group Ltd.
0.287%, due 11/13/15[2]	174,000,000	174,000,000
0.403%, due 11/05/15[2]	124,000,000	124,000,000
Banque et Caisse d’Epargne de L’Etat 0.460%, due 05/02/16	95,000,000	94,777,858
BNP Paribas 0.050%, due 11/02/15	415,000,000	414,999,424
Caisse Centrale Desjardins 0.130%, due 11/12/15	95,000,000	94,996,226
Commonwealth Bank of Australia
0.314%, due 11/09/15[2]	99,000,000	99,000,000
0.406%, due 11/09/15[2]	95,000,000	95,000,000
DBS Bank Ltd. 0.290%, due 11/02/15	96,000,000	95,999,227

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
DnB NOR Bank ASA 0.080%, due 11/06/15	$200,000,000	$199,997,778
Erste Abwicklungsanstalt
0.290%, due 11/16/15	95,000,000	94,988,521
0.310%, due 01/05/16	80,000,000	79,955,222
0.320%, due 01/15/16	185,000,000	184,876,667
Groupe BPCE
0.090%, due 11/05/15	240,000,000	239,997,600
0.100%, due 11/03/15	140,000,000	139,999,222
Mizuho Bank Ltd. 0.305%, due 11/09/15	100,000,000	99,993,222
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,396,135
Natixis 0.287%, due 11/24/15[2]	240,000,000	240,000,000
Nordea Bank AB
0.315%, due 11/12/15	150,000,000	149,985,563
0.400%, due 01/13/16	73,000,000	72,940,789
0.445%, due 04/04/16	94,000,000	93,819,899
Skandinaviska Enskilda Banken AB
0.460%, due 04/07/16	89,500,000	89,319,309
0.470%, due 04/01/16	125,000,000	124,751,944
United Overseas Bank Ltd.
0.300%, due 01/12/16	100,000,000	99,940,000
0.320%, due 11/23/15	100,000,000	99,980,444
0.330%, due 02/03/16	50,000,000	49,956,917
Westpac Banking Corp. 0.314%, due 11/04/15[2]	79,000,000	79,000,000
Westpac Securities NZ Ltd.
0.277%, due 11/10/15[2]	75,000,000	75,000,000
0.358%, due 11/30/15[2]	67,000,000	67,000,000
		3,606,671,967
Insurance-life—0.54%
Prudential PLC 0.250%, due 01/11/16	85,000,000	84,958,090
Total commercial paper (cost—$7,300,410,457)		7,300,410,457

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Non-US government agency—0.85%
Export Development Canada
0.190%, due 11/02/15[2,3] (cost—$135,000,000)	$135,000,000	$135,000,000
Short-term corporate obligations—3.41%
Banking-non-US—2.31%
Royal Bank of Canada 0.443%, due 01/07/16[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.404%, due 11/27/15[2,3]	190,000,000	190,000,000
		365,000,000
Banking-US—1.10%
Wells Fargo Bank N.A.
0.457%, due 12/15/15[2]	50,000,000	50,000,000
0.499%, due 12/22/15[2]	125,000,000	125,000,000
		175,000,000
Total short-term corporate obligations (cost—$540,000,000)		540,000,000
Repurchase agreements—11.11%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $100,723,977 US Treasury Notes, 0.625% to 3.625% due 02/29/16 to 05/15/25; (value—$102,000,001); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $840,625,500 US Treasury Notes, 1.750% to 3.500% due 05/15/20 to 05/15/23; (value—$850,003,628); proceeds: $850,003,542	850,000,000	850,000,000
Repurchase agreement dated 10/30/15 with Goldman Sachs & Co., 0.060% due 11/02/15, collateralized by $17,593,000 Federal Farm Credit Bank, 0.710% due 10/20/17 and $30,419,000 Federal Home Loan Bank obligation, zero coupon due 04/20/16; (value—$47,940,144); proceeds: $47,000,235	47,000,000	47,000,000

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 11/03/15, collateralized by $469,654,349 Federal Home Loan Mortgage Corp. obligations, 1.750% to 6.000% due 05/15/23 to 01/15/43, $595,214,667 Federal National Mortgage Association obligations, 3.110% to 10.500% due 03/25/19 to 01/01/41 and $193,110,419 Government National Mortgage Association obligations, 3.000% to 5.000% due 08/20/41 to 06/20/45; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $78,928,100 US Treasury Bond, 4.375% due 05/15/41; (value—$102,000,112); proceeds: $100,000,583	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 12/21/15, collateralized by $369,665,157 various asset-backed convertible bonds, 0.497% to 6.883% due 04/20/19 to 02/15/51; (value—$107,000,000); proceeds: $100,113,750[4]	100,000,000	100,000,000
Repurchase agreement dated 09/21/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 12/21/15, collateralized by $1,091,755,753 various asset-backed convertible bonds, 0.367% to 6.471% due 09/20/19 to 05/25/55; (value—$331,700,000); proceeds: $310,430,986[4,5]	310,000,000	310,000,000
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $400,000 Federal National Mortgage Association obligation, 2.110% due 11/07/22; (value—$400,028); proceeds: $392,000	392,000	392,000
Total repurchase agreements (cost—$1,757,392,000)		1,757,392,000
Total investments (cost—$15,961,094,800 which approximates cost for federal income tax purposes)—100.93%		15,961,094,800
Liabilities in excess of other assets—(0.93)%		(147,373,207)
Net assets—100.00%		$15,813,721,593

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$545,658,241	$—	$545,658,241
Time deposits	—	2,338,500,000	—	2,338,500,000
Certificates of deposit	—	3,344,134,102	—	3,344,134,102
Commercial paper	—	7,300,410,457	—	7,300,410,457
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	540,000,000	—	540,000,000
Repurchase agreements	—	1,757,392,000	—	1,757,392,000
Total	$—	$15,961,094,800	$—	$15,961,094,800

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	41.4%
France	19.4
Sweden	10.6
Canada	7.3
Australia	5.3
Norway	3.1
Japan	3.1
Germany	3.0
Singapore	2.5
Switzerland	1.9
Netherlands	0.8
Luxembourg	0.6
United Kingdom	0.5
Belgium	0.5
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.16% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2015.

[5]	Illiquid investment as of October 31, 2015.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
US government obligations—25.80%
US Treasury Bills[1]
0.221%, due 02/04/16	$108,000,000	$107,937,300
0.260%, due 03/10/16	250,000,000	249,765,278
US Treasury Notes
0.073%, due 11/02/15[2]	500,000,000	499,952,910
0.139%, due 11/03/15[2]	253,000,000	252,780,156
0.250%, due 04/15/16	300,000,000	299,883,906
0.375%, due 02/15/16	125,000,000	125,059,721
0.375%, due 03/15/16	215,000,000	215,094,730
0.375%, due 04/30/16	150,000,000	150,134,464
0.500%, due 06/30/16	100,000,000	100,082,017
0.500%, due 07/31/16	200,000,000	200,323,599
0.625%, due 07/15/16	325,000,000	325,711,957
0.625%, due 08/15/16	250,000,000	250,509,740
1.000%, due 08/31/16	200,000,000	201,099,856
1.750%, due 05/31/16	130,000,000	131,120,875
2.125%, due 02/29/16	165,000,000	166,014,339
Total US government obligations (cost—$3,275,470,848)		3,275,470,848
Repurchase agreements—75.84%
Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.070% due 11/02/15, collateralized by $79,400 US Treasury Bond, 8.500% due 02/15/20, $218,664,200 US Treasury Inflation Index Notes, 0.125% to 0.375% due 04/15/18 to 07/15/23, $18,724,400 US Treasury Note, 2.500% due 06/30/17, $11,900 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/21 to 02/15/42 and $2,821,353 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 11/15/43; (value—$244,800,000); proceeds: $240,001,400	240,000,000	240,000,000
Repurchase agreement dated 10/30/15 with Federal Reserve Bank of New York, 0.050% due 11/02/15, collateralized by $92,660,900 US Treasury Bond, 3.625% due 08/15/43 and $6,726,680,300 US Treasury Notes, 1.500% to 3.625% due 06/30/18 to 11/15/23; (value—$7,030,029,329); proceeds: $7,030,029,292	7,030,000,000	7,030,000,000

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/14/15 with Goldman Sachs & Co., 0.070% due 11/13/15, collateralized by $309,987,500 US Treasury Inflation Index Bond, 1.750% due 01/15/28 and $877,750,700 US Treasury Inflation Index Notes, 0.125% to 2.375% due 01/15/17 to 07/15/25; (value—$1,326,000,019); proceeds: $1,300,075,833[3]	$1,300,000,000	$1,300,000,000
Repurchase agreement dated 10/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/03/15, collateralized by $189,017,300 US Treasury Note, 3.125% due 05/15/19 (value—$204,000,003); proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 10/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 11/04/15, collateralized by $303,956,800 US Treasury Bill, zero coupon due 11/27/15 and $152,121,600 US Treasury Notes, 1.625% to 2.000% due 06/30/19 to 05/31/21; (value—$459,000,003); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 10/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/15, collateralized by $162,762,600 US Treasury Note, 1.375% due 04/30/20; (value—$163,200,047); proceeds: $160,000,933	160,000,000	160,000,000
Repurchase agreement dated 10/29/15 with Toronto-Dominion Bank, 0.070% due 11/05/15, collateralized by $545,800 US Treasury Bill, zero coupon due 03/31/16, $619,200 US Treasury Bonds, 3.125% to 3.375% due 02/15/43 to 05/15/44, $57,507,200 US Treasury Inflation Index Note, 2.000% due 01/15/16 and $180,585,900 US Treasury Notes, 0.625% to 2.250% due 08/31/16 to 12/31/21; (value—$255,000,048); proceeds: $250,003,403	250,000,000	250,000,000

Treasury Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/15 with State Street Bank and Trust Co., 0.000% due 11/02/15, collateralized by $175,000 US Treasury Bond, 8.000% due 11/15/21; (value—$244,063); proceeds: $238,000	$238,000	$238,000
Total repurchase agreements (cost—$9,630,238,000)		9,630,238,000
Total investments (cost—$12,905,708,848 which approximates cost for federal income tax purposes)—101.64%		12,905,708,848
Liabilities in excess of other assets—(1.64)%		(208,750,572)
Net assets—100.00%		$12,696,958,276

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,275,470,848	$—	$3,275,470,848
Repurchase agreements	—	9,630,238,000	—	9,630,238,000
Total	$—	$12,905,708,848	$—	$12,905,708,848

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronyms

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—79.58%
Alabama—0.58%
University of Alabama Revenue (University Hospital), Series B, 0.010% VRD	$4,875,000	$4,875,000
Series C, 0.010% VRD	3,500,000	3,500,000
		8,375,000
Alaska—0.66%
Alaska International Airports Revenue Refunding (System), Series A, 0.010%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.010%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.010%, VRD	2,235,000	2,235,000
		9,535,000
Arizona—0.72%
AK-Chin Indian Community Revenue, 0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.040%, VRD[1,2]	3,750,000	3,750,000
		10,450,000
California—7.18%
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2, 0.010%, VRD	4,500,000	4,500,000
California State Kindergarten, Series A2, 0.010%, VRD	12,300,000	12,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.010%, VRD	17,900,000	17,900,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.010%, VRD	1,665,000	1,665,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Sacramento Municipal Utility District (Subordinate Lien), Series L, 0.020%, due 12/04/15	$10,000,000	$10,000,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.010%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.010% VRD	14,700,000	14,700,000
Series B, 0.010% VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.010%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.010% VRD	4,850,000	4,850,000
Series C, 0.010% VRD	870,000	870,000
		103,680,000
Colorado—2.47%
Denver City & County Certificates of Participation Refunding, Series A1, 0.010% VRD	19,065,000	19,065,000
Series A2, 0.010% VRD	15,150,000	15,150,000
Series A3, 0.010% VRD	1,425,000	1,425,000
		35,640,000
District of Columbia—1.74%
District of Columbia Revenue (German Marshall Fund of the United States), 0.010%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.010% VRD	3,900,000	3,900,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), (concluded) Subseries B-2, 0.010% VRD	$8,500,000	$8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.010%, VRD	8,710,000	8,710,000
		25,110,000
Florida—0.57%
Gainesville Utilities System Revenue, Series A, 0.010%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.020%, VRD	5,840,000	5,840,000
		8,305,000
Georgia—1.88%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.010% VRD	10,250,000	10,250,000
Series B-2, 0.010% VRD	16,850,000	16,850,000
		27,100,000
Illinois—10.62%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.070%, VRD	5,000,000	5,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.020%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.010%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.010%, VRD	8,100,000	8,100,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B, 0.010%, VRD	$2,767,000	$2,767,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.020%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.010%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.010%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.020%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.010%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.010%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.010% VRD	5,000,000	5,000,000
Series A-2D, 0.010% VRD	11,300,000	11,300,000
Illinois State, Series B-5, 0.020% VRD	27,700,000	27,700,000
Series B-6, 0.010% VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.010%, VRD	3,850,000	3,850,000
		153,350,000
Indiana—2.76%
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.010%, VRD	11,000,000	11,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.010%, VRD	$8,300,000	$8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.010%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.010%, VRD	2,600,000	2,600,000
		39,925,000
Kansas—0.80%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.020%, VRD	11,500,000	11,500,000
Kentucky—0.35%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.020%, VRD	5,050,000	5,050,000
Louisiana—1.02%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.010% VRD	7,500,000	7,500,000
Series B, 0.010% VRD	700,000	700,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.010%, VRD	6,500,000	6,500,000
		14,700,000
Maryland—1.48%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.010%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.010% VRD	1,800,000	1,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes, (concluded) Series B-2, 0.020% VRD	$11,000,000	$11,000,000
Series B-3, 0.020% VRD	8,000,000	8,000,000
		21,350,000
Massachusetts—2.15%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.010%, VRD	3,880,000	3,880,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.010%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.010%, VRD	24,500,000	24,500,000
		31,070,000
Michigan—0.93%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.010%, VRD	3,780,000	3,780,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.010%, VRD	9,695,000	9,695,000
		13,475,000
Minnesota—2.44%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.020%, VRD	7,140,000	7,140,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.010%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation), Series B, 0.010%, VRD	15,000,000	15,000,000
		35,290,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—0.70%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.010%, VRD	$300,000	$300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.010% VRD	4,000,000	4,000,000
Series I, 0.010% VRD	1,000,000	1,000,000
Series K, 0.010% VRD	3,000,000	3,000,000
Series L, 0.010% VRD	1,800,000	1,800,000
		10,100,000
Missouri—2.54%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.010%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.010%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.010% VRD 0.010% VRD	10,900,000 11,500,000	10,900,000 11,500,000
Series C, 0.010% VRD 0.010% VRD	4,200,000 2,300,000	4,200,000 2,300,000
Series D, 0.010% VRD	1,000,000	1,000,000
		36,710,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nebraska—0.59%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.010%, VRD	$8,555,000	$8,555,000
New Hampshire—1.63%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.010% VRD	4,635,000	4,635,000
Series B, 0.010% VRD	18,850,000	18,850,000
		23,485,000
New York—11.89%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.010%, VRD	19,925,000	19,925,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.010%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.010%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.010%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.010%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.010% VRD	8,300,000	8,300,000
Series BB-2, 0.010% VRD	4,040,000	4,040,000
Series BB-5, 0.010% VRD	3,200,000	3,200,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.010% VRD	$2,200,000	$2,200,000
Series CC-1, 0.010% VRD	9,700,000	9,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A, 0.010%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.010%, VRD	19,265,000	19,265,000
New York City, Subseries D-4, 0.010%, VRD	1,940,000	1,940,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.010%, VRD	3,165,000	3,165,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.010%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.010%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.010%, VRD	5,100,000	5,100,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.010%, VRD	3,870,000	3,870,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.010%, VRD	13,100,000	13,100,000
		171,805,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—3.06%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.010% VRD	$2,200,000	$2,200,000
Series H, 0.010% VRD	24,075,000	24,075,000
Guilford County, Series B, 0.030%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.020%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.010%, VRD	4,410,000	4,410,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.020%, VRD	9,730,000	9,730,000
		44,210,000
Ohio—4.94%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.010%, VRD	25,240,000	25,240,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.020%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.010%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.010%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series A, 0.010% VRD	800,000	800,000
Series B, 0.010% VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.020%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E, 0.010%, VRD	1,000,000	1,000,000
		71,330,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—0.53%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.010%, VRD	$7,700,000	$7,700,000
Pennsylvania—2.16%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.010%, VRD	2,770,000	2,770,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.010%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.010%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.010%, VRD	3,315,000	3,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.020%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.020%, VRD	5,245,000	5,245,000
		31,195,000
Rhode Island—0.21%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.010%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.010%, VRD	300,000	300,000
		3,080,000
Tennessee—0.30%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.020%, VRD	4,300,000	4,300,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—6.01%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.010%, VRD[1,2]	$7,750,000	$7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.010% VRD	24,100,000	24,100,000
Subseries C-2, 0.010% VRD	10,100,000	10,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.010% VRD	18,820,000	18,820,000
Series A-2, 0.010% VRD	9,355,000	9,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.010%, VRD	4,710,000	4,710,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.010%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.020%, VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.010%, VRD	2,590,000	2,590,000
		86,855,000
Utah—0.44%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.010%, VRD	6,305,000	6,305,000
Virginia—1.89%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.010%, VRD	10,700,000	10,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.010%, VRD	$3,455,000	$3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.010% VRD	10,210,000	10,210,000
Series F, 0.010% VRD	3,000,000	3,000,000
		27,365,000
Washington—0.88%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.020%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.020%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.020%, VRD	3,750,000	3,750,000
		12,645,000
Wisconsin—3.46%
City of Milwaukee Wisconsin Revenue Anticipation Notes, Series M-7, 0.400%, due 12/30/15	50,000,000	50,028,645
Total municipal bonds and notes (cost—$1,149,573,645)		1,149,573,645
Tax-exempt commercial paper—16.81%
California—0.41%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.110%, due 11/04/15	6,000,000	6,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—1.98%
Illinois Educational Facilities Authority Revenue,
0.040%, due 11/05/15	$10,615,000	$10,615,000
0.040%, due 01/04/16	18,000,000	18,000,000
		28,615,000
Maryland—2.42%
Johns Hopkins University, 0.060%, due 11/04/15	6,900,000	6,900,000
Montgomery County,
0.020%, due 11/04/15	10,000,000	10,000,000
0.030%, due 11/05/15	10,000,000	10,000,000
0.030%, due 11/09/15	8,000,000	8,000,000
		34,900,000
Minnesota—2.08%
Mayo Clinic,
0.070%, due 11/04/15	20,000,000	20,000,000
0.070%, due 11/10/15	10,000,000	10,000,000
		30,000,000
Missouri—0.80%
Curators University, 0.020%, due 11/04/15	11,583,000	11,583,000
Ohio—0.52%
Cleveland Clinic, 0.090%, due 03/08/16	7,500,000	7,500,000
Tennessee—1.11%
Vanderbilt University,
0.190%, due 01/12/16	8,000,000	8,000,000
0.150%, due 02/22/16	8,000,000	8,000,000
		16,000,000
Texas—5.19%
Dallas Area Rapid Transit,
0.050%, due 11/05/15	4,000,000	4,000,000
0.050%, due 11/13/15	6,000,000	6,000,000
0.080%, due 12/03/15	8,000,000	8,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
0.070%, due 01/07/16	$5,000,000	$5,000,000
0.060%, due 02/18/16	10,000,000	10,000,000
University of Texas,
0.020%, due 11/06/15	12,000,000	12,000,000
0.020%, due 11/17/15	10,000,000	10,000,000
0.050%, due 12/08/15	10,000,000	10,000,000
0.040%, due 01/08/16	10,000,000	10,000,000
		75,000,000
Virginia—0.95%
University of Virginia,
0.030%, due 12/03/15	5,900,000	5,900,000
0.030%, due 12/16/15	7,900,000	7,900,000
		13,800,000
Washington—1.35%
University of Washington,
0.120%, due 11/04/15	4,500,000	4,500,000
0.100%, due 11/09/15	5,000,000	5,000,000
0.060%, due 01/19/16	10,000,000	10,000,000
		19,500,000
Total tax-exempt commercial paper (cost—$242,898,000)		242,898,000
Short-term US government obligation[3]—1.66%
US Treasury Bill 0.010%, due 01/28/16 (cost—$24,000,587)	24,000,000	24,000,587
Total investments (cost—$1,416,472,232 which approximates cost for federal income tax purposes)—98.05%		1,416,472,232
Other assets in excess of liabilities—1.95%		28,117,304
Net assets—100.00%		$1,444,589,536

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,149,573,645	$—	$1,149,573,645
Tax-exempt commercial paper	—	242,898,000	—	242,898,000
Short-term US government obligation	—	24,000,587	—	24,000,587
Total	$—	$1,416,472,232	$—	$1,416,472,232

At October 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.76% of net assets as of October 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase.

Tax-Free Master Fund

Statement of net assets—October 31, 2015 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2015 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 to October 31, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.73	0.41	0.08

Tax-Free Master Fund

	Beginning account value May 1, 2015	Ending account value October 31, 2015	Expenses paid during period[1] 05/01/15 to 10/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.94	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	33 days	44 days	43 days
Net assets (bln)	$15.8	$14.1	$14.2
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Commercial paper	46.2%	38.1%	37.0%
Certificates of deposit	21.1	28.5	27.6
Time deposits	14.8	11.3	13.6
Repurchase agreements	11.1	7.8	7.7
Short-term corporate obligations	3.4	7.7	7.8
US government and agency obligations	3.4	5.6	4.6
Non-US government agency	0.9	1.0	0.8
Other assets less liabilities	(0.9)	0.0 [3]	0.9
Total	100.00%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	43 days	36 days	28 days
Net assets (bln)	$12.7	$12.6	$12.1
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Repurchase agreements	75.8%	76.5%	76.5%
US government obligations	25.8	21.8	18.8
Other assets less liabilities	(1.6)	1.7	4.7
Total	100.00%	100.00%	100.00%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	10/31/15	04/30/15	10/31/14
Weighted average maturity[1]	14 days	19 days	33 days
Net assets (bln)	$1.4	$1.4	$1.6
Portfolio composition[2]	10/31/15	04/30/15	10/31/14
Municipal bonds and notes	79.6%	84.3%	87.8%
Tax-exempt commercial paper	16.8	15.6	12.1
Short-term US government obligation	1.7	—	—
Other assets less liabilities	1.9	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

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Master Trust

Statement of operations

For the six months ended October 31, 2015 (unaudited)

Prime Master Fund
Investment income:
Interest	$18,866,277

Expenses:
Investment advisory and administration fees	7,359,852
Trustees’ fee	68,409
Total expenses	7,428,261
Fee waivers by investment advisor	—
Net expenses	7,428,261
Net investment income	11,438,016
Net realized gain	138,137
Net increase in net assets resulting from operations	$11,576,153

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$5,593,654	$331,701

6,375,867	710,022
61,129	17,048
6,436,996	727,070
(1,488,965)	(468,756)
4,948,031	258,314
645,623	73,387
790,043	60,574
$1,435,666	$133,961

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2015 (unaudited)	For the year ended April 30, 2015
Prime Master Fund
From operations:
Net investment income	$11,438,016	$17,070,374
Net realized gain	138,137	134,885
Net increase in net assets resulting from operations	11,576,153	17,205,259
Net increase (decrease) in net assets from beneficial interest transactions	1,682,014,862	(1,660,811,709)
Net increase (decrease) in net assets	1,693,591,015	(1,643,606,450)
Net assets:
Beginning of period	14,120,130,578	15,763,737,028
End of period	$15,813,721,593	$14,120,130,578

Treasury Master Fund
From operations:
Net investment income	$645,623	$1,236,679
Net realized gain	790,043	362,897
Net increase in net assets resulting from operations	1,435,666	1,599,576
Net increase in net assets from beneficial interest transactions	59,238,619	123,527,693
Net increase in net assets	60,674,285	125,127,269
Net assets:
Beginning of period	12,636,283,991	12,511,156,722
End of period	$12,696,958,276	$12,636,283,991

Tax-Free Master Fund
From operations:
Net investment income	$73,387	$154,098
Net realized gain	60,574	26,605
Net increase in net assets resulting from operations	133,961	180,703
Net increase (decrease) in net assets from beneficial interest transactions	89,436,807	(36,199,458)
Net increase (decrease) in net assets	89,570,768	(36,018,755)
Net assets:
Beginning of period	1,355,018,768	1,391,037,523
End of period	$1,444,589,536	$1,355,018,768

See accompanying notes to financial statements

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Master Trust

Financial highlights

Selected financial data throughout each period is presented below:

Six months ended October 31, 2015 (unaudited)
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.10%[1]
Net investment income	0.15%[1]
Supplemental data:
Total investment return[2]	0.08%
Net assets, end of period (000’s)	$15,813,722

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.08%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$12,696,958

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]
Expenses after fee waivers	0.04%[1]
Net investment income	0.01%[1]
Supplemental data:
Total investment return[2]	0.01%
Net assets, end of period (000’s)	$1,444,590

[1]	Annualized.

[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[3]	Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements

Years ended April 30,
2015	2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%	0.10%
0.11%	0.11%	0.19%	0.19%	0.21%

0.11%	0.11%	0.19%	0.20%	0.21%
$14,120,131	$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%	0.10%
0.06%	0.06%	0.10%[3]	0.06%	0.10%[3]
0.01%	0.01%	0.05%	0.01%	0.09%

0.01%	0.01%	0.05%	0.01%	0.09%
$12,636,284	$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%	0.10%
0.04%	0.07%	0.10%[3]	0.10%[3]	0.10%
0.01%	0.01%	0.06%	0.06%	0.18%

0.01%	0.02%	0.07%	0.06%	0.18%
$1,355,019	$1,391,038	$1,556,326	$1,160,792	$1,485,784

See accompanying notes to financial statements

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

Master Trust

Notes to financial statements (unaudited)

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

Master Trust

Notes to financial statements (unaudited)

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS AM $1,222,257, $946,286 and $2,526, respectively, for investment advisory and administration fees. In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2015, UBS AM owed $38,162, $35,125 and $9,798 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS AM has undertaken to waive fees in the event that the

Master Trust

Notes to financial statements (unaudited)

current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2015, UBS AM voluntarily waived $1,488,965 and $468,756 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley

Master Trust

Notes to financial statements (unaudited)

based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$224,831,933
Treasury Master Fund	374,920,914
Tax-Free Master Fund	27,467,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2015, the Master Funds did not have any securities on loan.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Prime Master Fund
Contributions	$22,751,996,091	$46,715,500,630
Withdrawals	(21,069,981,229)	(48,376,312,339)
Net increase (decrease) in beneficial interest	$1,682,014,862	$(1,660,811,709)

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Treasury Master Fund
Contributions	$15,535,758,670	$25,098,121,478
Withdrawals	(15,476,520,050)	(24,974,593,785)
Net increase in beneficial interest	$59,238,619	$123,527,693

	For the six months ended October 31, 2015	For the year ended April 30, 2015
Tax-Free Master Fund
Contributions	$812,973,436	$1,679,665,637
Withdrawals	(723,536,628)	(1,715,865,095)
Net increase (decrease) in beneficial interest	$89,436,807	$(36,199,458)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Master Trust

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

The SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS AM expects to update shareholders further in advance of the October 2016 deadline.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 14-15, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the

Master Trust

Board approval of management contract (unaudited)

services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $154 billion in assets under management as of March 31, 2015 and was part of the UBS Asset Management Division, which had approximately $680 billion in assets under management worldwide as of March 31, 2015. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of management contract (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund, Prime Capital Feeder Fund, Treasury Capital Feeder Fund and Tax-Free Capital Feeder Fund through August 31, 2016. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual

Master Trust

Board approval of management contract (unaudited)

Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and the Prime Capital Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that the Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above its Expense Group median and that, in both cases, the difference was 3.5 basis points (0.035%) or less. Management explained that this differential is largely

Master Trust

Board approval of management contract (unaudited)

the result of the Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield).

Management noted that while the Prime Capital Feeder Fund’s Actual Management Fee was above its Expense Group median by 3.9 basis points (0.039%), its total expenses were below its Expense Group median. Management stated that the approach in which the waiver is applied for the Prime Capital Feeder Fund differs from the approach Lipper utilizes to reflect waivers for its peers (i.e., most peers have the waivers applied toward management fees first, while UBS AM applies a methodology of waiving the entire shareholder servicing fee of 15 basis points (0.15%) first and then having the waiver impact the management fee). Management stated that, as a result, the Actual Management Fee appears above the Expense Group median. Management noted that the Prime Capital Feeder Fund has an expense cap of 20 basis points (0.20%). Management further noted that because the Prime Capital Feeder Fund’s total expenses are below its peer median, it believes the overall expenses for the fund are in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee and overall expenses were below the respective medians, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that, for each of the Treasury Institutional Feeder Fund and Treasury Preferred Feeder Fund, the Feeder Fund’s Actual Management Fee was one basis point (0.01%) above its Expense Group median; the Actual Management Fee differentials with respect to the Treasury Investor Feeder Fund and

Master Trust

Board approval of management contract (unaudited)

Treasury Capital Feeder Fund were larger, but total expenses for each Feeder Fund were below its Expense Group median. Management stated that, as noted above, the approach Lipper utilizes to reflect waivers for peers differs from that applied to certain Feeder Funds. The Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that, except for the Tax-Free Investor Feeder Fund’s and the Tax-Free Capital Feeder Fund’s Actual Management Fees, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund each had the lowest total expenses in its respective Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, the board determined that the proposed management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services expected to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2015 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2015. Although the board received information

Master Trust

Board approval of management contract (unaudited)

for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the performance of the Prime Institutional Feeder Fund, the Prime Preferred Feeder Fund, the Prime Investor Feeder Fund and the Prime Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the performance of the Treasury Institutional Feeder Fund, the Treasury Preferred Feeder Fund, the Treasury Investor Feeder Fund and the Treasury Capital Feeder Fund was at or above its corresponding Expense Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. The Treasury Investor Feeder Fund ranked first in its Performance Universe for the three-year period. The Treasury Capital Feeder Fund ranked first in its Performance Universe since inception.

Master Trust

Board approval of management contract (unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the performance of the Tax-Free Institutional Feeder, the Tax-Free Preferred Feeder Fund, the Tax-Free Investor Feeder Fund and the Tax-Free Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (0.01%) for the since inception measuring period. Management noted the Tax-Free Investor Feeder Fund’s improved performance over more recent periods.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels,

Master Trust

Board approval of management contract (unaudited)

economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract with respect to each Master Fund. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

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Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Lisa M. DiPaolo Vice President

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1322

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3)  Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 8, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 8, 2016